     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2006


                                                            FILE NOS. 333-50529;
                                                                       811-08759

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment No.    /  /
                     Post-Effective Amendment No. 13   / X /

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 17  / X /

                         LAUDUS VARIABLE INSURANCE TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 P. O. BOX 8032
                                 BOSTON, MA 02266
               (Address of Principal Executive Offices) (Zip code)

                                  888.517.9900
              (Registrant's Telephone Number, including Area Code)


Name and Address of Agent for Service:                 Copies to:
--------------------------------------                 ----------
EVELYN DILSAVER                                        THOMAS S. HARMAN, ESQ.
Charles Schwab Investment Management, Inc.             Morgan, Lewis & Bockius LLP
101 Montgomery Street                                  1111 Pennsylvania Avenue, NW
San Francisco, CA 94104                                Washington, D.C. 20004


Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check appropriate box):


/  / Immediately upon filing pursuant to paragraph (b)
/X / On May 1, 2006 pursuant to paragraph (b)
/  / 60 days after filing pursuant to paragraph (a)(1)
/  / On [date] pursuant to paragraph (a)(1)
/  / 75 days after filing pursuant to paragraph (a)(2)
/  / On [date] pursuant to paragraph (a)(2)

               LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND
                                 CLASS 2 SHARES



                                 P. O. BOX 8032

                          BOSTON, MASSACHUSETTS 02266
                                 1-888-517-9900


                                  MAY 1, 2006


  The Laudus Rosenberg VIT Value Long/Short Equity Fund seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk. The Fund's investment adviser is Charles Schwab Investment Management, Inc. The Fund's subadviser is AXA Rosenberg Investment Management LLC. Shares of the Fund are
      offered exclusively for sale to insurance company separate accounts.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND
  SUMMARY OF PRINCIPAL RISKS................................      1

FEES AND EXPENSES...........................................      4

PRINCIPAL RISKS.............................................      5

MANAGEMENT OF THE FUND......................................      7

PURCHASING SHARES...........................................      8

REDEEMING FUND SHARES.......................................      9

HOW THE FUND PRICES ITS SHARES..............................      9

DISTRIBUTIONS...............................................     10

TAXES.......................................................     10

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION................     10

OTHER INFORMATION...........................................     10

FINANCIAL HIGHLIGHTS........................................     12

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND SUMMARY OF PRINCIPAL
                                     RISKS


The following is a description of the investment objective and principal investment strategies of the Laudus Rosenberg VIT Value Long/Short Equity Fund (the "Fund"). The Fund is a series of the Laudus Variable Insurance Trust (the "Trust"). Except as explicitly described otherwise, the investment objective and policies of the Fund may be changed without shareholder approval. The Fund is advised by Charles Schwab Investment Management, Inc. ("CSIM" or the "Adviser"). AXA Rosenberg Investment Management LLC ("AXA Rosenberg" or the "Subadviser") acts as subadviser to the Fund.


This section also contains a summary of the Fund's principal risks. The principal risks of the Fund are identified below and more fully discussed beginning on page 5. Please be sure to read this additional information BEFORE you invest.


INVESTMENT OBJECTIVE
The Fund seeks to increase the value of your investment through bull markets and bear markets using strategies that are designed to limit exposure to general equity market risk.





PRINCIPAL INVESTMENT STRATEGIES



The Fund attempts to achieve its objective by taking long positions in stocks of certain capitalization ranges (as described below) principally traded in the markets of the United States that AXA Rosenberg has identified as undervalued and short positions in such stocks that it has identified as overvalued. Under normal circumstances, the Fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities. When AXA Rosenberg believes that a security is undervalued relative to its peers, it may buy the security for the Fund's long portfolio. When AXA Rosenberg believes that a security is overvalued relative to its peers, it may sell the security short by borrowing it from a third party and selling it at the then-current market price. AXA Rosenberg's investment strategy is designed to maintain approximately equal dollar amounts invested in long and short positions on a continual basis. By taking long and short positions in different stocks, the Fund attempts to limit the effect of general stock market movements on its performance.



The Fund may achieve a positive return if the securities in the Fund's long portfolio increase in value more than the securities underlying its short positions, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities underlying its short positions increase in value more than the securities in its long portfolio. AXA Rosenberg will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio.



The Fund seeks to construct a diversified portfolio that has, in addition to limited exposure to the U.S. equity market risk generally, near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small and mid capitalization stocks, but they may also be invested in large capitalization stocks. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with larger market capitalizations.



AXA Rosenberg uses the return that an investor could achieve through an investment in 3-month U.S. Treasury Bills as a benchmark against which to measure the Fund's performance. AXA Rosenberg attempts to achieve returns for the Fund's shareholders that exceed the benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other things, U.S. Treasury Bills are backed by the full faith and credit of the U.S. Government, U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.



AXA Rosenberg employs a bottom-up approach to investing by evaluating the financial characteristics of individual stocks rather than forecasting the trends in markets, investment styles or sectors. AXA Rosenberg seeks to identify mispriced stocks across industries, through rigorous analysis of a company's fundamental data. AXA Rosenberg's stock selection process is driven by proprietary technology known as "expert systems," which are designed to analyze the fundamentals of the more than 17,500 securities currently in AXA Rosenberg's global universe. AXA Rosenberg uses two stock selection models to evaluate the relative attractiveness of the stocks in its universe: (1) its Valuation Model estimates that the fair value for each company in its database by assessing various fundamental data such as company financial statistics, and (2) its Earnings Forecast Model estimates year-ahead earnings by analyzing fundamental data and investor sentiment data such as analysts' earnings estimate and broker buy/sell recommendations. AXA Rosenberg compares companies operating in similar businesses to identify those believed to be undervalued in relation to their peers, putting together the valuation and earnings forecast views to gain an overall perspective on the attractiveness of each stock.

The Valuation Model tends to identify stocks such as attractive for purchase that have ratios of stock price-to-per share earnings and stock price-to-per share book value that are lower than those of other companies in the same industry. As these opportunities identified by the Valuation Model are typically strong among small cap stocks, the Fund will tend to show a "value" style or orientation. In addition, AXA Rosenberg attempts to moderate, although by no means eliminate, this value orientation by applying a quantitative risk-control and portfolio optimization process. Of course, other factors, such as the Fund's industry weightings and the risks associated with specific individual stock selections, also affect the Fund's performance.



The Fund may engage in active and frequent trading of the securities in its portfolio (e.g., greater than 100% turnover), which would increase transaction costs incurred by the Fund. In addition, when a fund engages in active and frequent trading, a larger portion of the distributions investors receive from such fund may reflect short-term capital gains, which are taxed like ordinary income rather than long-term capital gain distributions.



For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the Fund engages in such activities, it may not achieve its investment objective.


SUMMARY OF PRINCIPAL RISKS

As with any stock mutual fund, you may lose money if you invest in the Fund. Among the principal risks that could adversely affect the value of the Fund's shares and cause you to lose money on your investment are:


Investment Risk. Although the Fund's investment strategy seeks to limit the risks associated with investing in the equity market, the value of Fund shares may change depending on external conditions affecting the Fund's portfolio. These conditions depend upon market, economic, political, regulatory and other factors.


Management Risk. Any actively managed investment portfolio is subject to the risk that its investment adviser will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. Because AXA Rosenberg could make poor investment decisions about both the long and the short positions of the Fund, the Fund's potential losses may exceed those of conventional stock mutual funds that hold only long portfolios.


Market Risk. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general U.S. stock market movements, capitalization ranges or other risk factors.


Risk of Short Sales. AXA Rosenberg may sell a security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Moreover, because the Fund's loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a Fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero.



Large-Size Company Risk. Stocks of large-size companies tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or stocks of mid- or small-size companies, for instance--the Fund's performance also will lag those investments.



Small and Mid-Size Company Risk. The Fund is subject to additional risk because it invests primarily in the stocks of companies with small and mid-sized market capitalizations, which tend to be less liquid and more volatile than stocks of companies with larger market capitalizations. These companies may also have limited product lines, markets or financial resources or may depend on a few key employees. In addition, small and mid cap stocks tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or stocks of large-size companies, for instance--the Fund's performance also will lag those investments.



Style Risk. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.

Investments in Exchange-Traded Funds. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.



For a more detailed description of these and other risks associated with an investment in the Fund, turn to page 5.


PERFORMANCE INFORMATION
The Fund's past performance (whether before or after taxes) is not necessarily indicative of its future performance.


YEARLY PERFORMANCE (%)--CLASS 2 SHARES


This chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year.


                               YEARLY PERFORMANCE
                                  (BAR CHART)


                    ANNUAL RETURN (%)
                    -----------------
CALENDAR YEAR
  2004 ...........        3.63%
  2005 ...........        7.51%





During all periods shown in the bar graph, the Fund's highest quarterly return was 6.31%, for the quarter ended 3/31/2005, and its lowest quarterly return was -0.60%, for the quarter ended 6/30/2004.


PERFORMANCE TABLE

This table shows how the Fund's performance compares with the returns on 3-month U.S. Treasury Bills.



      AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING DECEMBER 31, 2005)



                                                                              SINCE
                                                                            INCEPTION
                                                                            OF CLASS 2
                                                                PAST ONE      SHARES
                                                                  YEAR       (5/1/03)
                                                                --------    ----------
Class 2 Shares*.............................................      7.51%        2.71%
3-month U.S. Treasury Bills**...............................      3.34%        2.02%


------------------------
* Performance does not reflect any fees which may be charged by the insurance company separate account through which you hold your shares. If fees at the separate account level were included, total return would be lower.

** Reflects no deduction for fees, expenses or taxes. U.S. Treasury Bills have a fixed rate of return, investors in U.S. Treasury Bills do not risk losing their investment and an investment in the Fund is more volatile than an investment in U.S. Treasury Bills.

                               FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold Class 2 Shares of the Fund. The fee table and example do not reflect any fees which may be charged by the insurance company separate account through which you hold your shares. If they did reflect such charges, the overall expenses described below would be higher.



                                                                CLASS 2
                                                                -------
SHAREHOLDER FEES (paid directly from your investment):
Maximum Sales Charge (Load).................................      N/A
Maximum Sales Charge (Load) Imposed on Purchases............      N/A
Maximum Deferred Sales Charge (Load)........................      N/A
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends.................................................      N/A
Redemption Fee..............................................      N/A



ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested in the Fund. Your actual costs may be higher or lower.



OPERATING EXPENSES
---------------------------------------------------------------------
CLASS OF SHARES                                               CLASS 2
---------------                                               -------
Management Fees                                                1.50%
Distribution and Shareholder Service (12b-1) Fees              0.25%
Other Expenses
  Dividend Expenses on Securities Sold Short                   1.24%
  Remainder of Other Expenses                                  0.24%
                                                              -----
Total                                                          1.48%
                                                              -----
Total Annual Fund Operating Expenses                           3.23%
Fee Waiver and/or Expense Reimbursement*                      (0.02%)
                                                              -----
Net Expenses                                                   3.21%
                                                              =====



                          EXAMPLE
------------------------------------------------------------
                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                       ------   -------   -------   --------
Class 2                 $324*    $991*    $1,684     $3,528


------------------------

* Pursuant to the Adviser's contractual undertaking (the "Expense Limitation Agreement") to waive its management fee and bear certain expenses (exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business). The Expense Limitation Agreement will be in place until at least April 30, 2008. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to CSIM during the next two fiscal years to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

                                PRINCIPAL RISKS

The value of your investment in the Fund changes with the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect the Fund's investments as a whole. The Fund could be subject to additional risks because the types of investments made by the Fund can change over time.

Investment Risk. An investment in the Fund involves risks similar to those of investing in common stocks directly. Just as with common stocks, the value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting the Fund's portfolio. Investment in shares of the Fund is, like an investment in common stocks, more volatile and risky than some other forms of investment. Also, the Fund is subject to the risk that its long positions may decline in value at the same time that the market value of securities sold short increases, thereby increasing the magnitude of the loss that you may suffer on your investment as compared with more conventional stock mutual funds.


Large or Large- and Mid-Size Company Risk. Stocks of both large- and mid-size companies tend to go in and out of favor based on market and economic conditions. However, stocks of mid cap companies tend to be more volatile than those of large cap companies because mid cap companies tend to be more susceptible to adverse business or economic events than larger, more established companies. During a period when large and mid cap U.S. stocks fall behind other types of investments--bonds or stocks of small-size companies--the Fund's performance also will lag those investments.


Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. This is the risk that AXA Rosenberg will make poor stock selections. AXA Rosenberg will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that it will produce the desired results. In some cases, certain investments may be unavailable or AXA Rosenberg may not choose certain investments under market conditions when, in retrospect, their use would have been beneficial to the Fund.


The Fund will lose money if AXA Rosenberg fails to purchase, sell or sell short different stocks such that the securities in the Fund's long portfolio, in the aggregate, increase in value more than the securities underlying the Fund's short positions. In addition, management risk is heightened for the Fund because AXA Rosenberg could make poor stock selections for both the long and the short portfolios. Also, AXA Rosenberg may fail to construct a portfolio that has limited exposure to general equity market risk or that has limited exposure to specific industries, specific capitalization ranges and certain other risk factors.


Market Risk. Although the Fund seeks to have approximately equal dollar amounts invested in long and short positions, there is a risk that AXA Rosenberg will fail to construct a portfolio of long and short positions that has limited exposure to general equity market risk, specific capitalization ranges and certain other risk factors.

Risk of Short Sales. When AXA Rosenberg believes that a security is overvalued, it may cause the Fund to sell the security short by borrowing it from a third party and selling it at the then-current market price. The Fund is then obligated to buy the security on a later date so it can return the security to the lender. The Fund will incur a loss if the price of the borrowed security increases between the time the Fund sells it short and the time the Fund must replace it. The Fund may achieve a gain if the price of the borrowed security decreases during that period of time. The Fund cannot guarantee that it will be able to replace a security at any particular time or at an acceptable price.

While the Fund is short a security, it is always subject to the risk that the security's lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happens, the Fund must buy the replacement share immediately at the stock's then-current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security to close out the short position. The Fund's gain on a short sale, before transaction costs, is limited to the difference between the price at which it sold the borrowed security and the price it paid to purchase the security to return to the lender. By contrast, its potential loss on a short sale is unlimited because the loss increases as the price of the security sold short increases, and the price may rise indefinitely.

Short sales also involve other costs. The Fund must repay to the lender any dividends or interest that accrue while it is holding a security sold short. To borrow the security, the Fund also may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, if the Fund enters into a short sale against the box, it may be a taxable event with respect to the shorted position.

Until the Fund replaces a borrowed security, it will maintain daily a segregated account with its custodian containing cash, U.S. Government securities, or other liquid securities. The amount deposited in the segregated account plus any amount held as collateral with a broker or other custodian will at least equal the current market value of the security sold short. Depending on the arrangements made with such broker or custodian, the Fund might not receive any payments (including interest) on collateral held with the broker or custodian. The assets used to cover the Fund's short sales will not be available to use for redemptions. The Fund will not make a short sale if, after giving effect to the short sale, the market value of all securities sold short would exceed 100% of the value of the Fund's net assets.



Small and Mid-Size Company Risk. Companies with small or mid-sized market capitalizations may be dependent upon a single proprietary product or market niche, may have limited product lines, markets or financial resources, or may depend on a limited management group. Typically, such companies have fewer securities outstanding, and their securities may be less liquid than securities of larger companies. Their common stock and other securities may trade less frequently and in limited volume and are generally more sensitive to purchase and sale transactions. Accordingly, the prices of such securities tend to be more volatile than the prices of the securities of companies with larger market capitalizations. As a result, the absolute values of changes in the prices of the securities of companies with small or mid-sized market capitalizations may be greater than those of larger, more established companies. In addition, small and mid cap stocks tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments--bonds or stocks of large-size companies, for instance--the Fund's performance also will lag those investments.



Style Risk. Because AXA Rosenberg's risk control policy is not intended to yield a perfectly style-neutral portfolio, it is likely that the Fund's portfolio will exhibit a sensitivity to the value-growth cycle within the U.S. equity markets, meaning that the Fund's performance will be more likely to decline during periods when growth stocks outperform value stocks than during periods when value stocks outperform growth stocks.



Risk of Investments in Exchange-Traded Funds. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

                             MANAGEMENT OF THE FUND



The Trust's Board of Trustees oversees the general conduct of the Trust and the Fund.



CSIM serves as the Fund's investment adviser and AXA Rosenberg serves as subadviser to the Fund.





In its capacity as subadviser, AXA Rosenberg provides day-to-day portfolio management services to the Fund, while, as adviser, CSIM supervises AXA Rosenberg and assumes other functions, including managing the Fund's other affairs and business, subject to the supervision of the Board of Trustees.





For the fiscal year ended December 31, 2005, the Fund paid CSIM $1,574,560 in advisory fees, before a waiver and/or reimbursement of $23,352, for its service as investment adviser to the Fund. CSIM was paid at a rate of 1.50% of the average daily net assets of the Fund before waivers and reimbursements. The net investment advisory fee paid by the Fund after waivers and reimbursements was 1.48% of the average daily net assets.



As described in the "Annual Fund Operating Expenses" table in the section entitled "Fees and Expenses," CSIM has entered into an Expense Limitation Agreement to reduce its management fees and bear certain expenses until April 30, 2008, to limit the total annual operating expenses of the Fund. Under that agreement, any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to CSIM during the next two fiscal years to the extent that repayment will not cause the Fund's expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.



INVESTMENT ADVISER AND SUBADVISER


The investment adviser for the Fund is CSIM, 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, CSIM today serves as investment adviser for all of the Schwab Funds and the Laudus Trust. As of December 31, 2005, CSIM managed 67 mutual funds and approximately $150 billion in assets.



AXA Rosenberg is the Fund's subadviser. AXA Rosenberg's address is 4 Orinda Way, Building E, Orinda, CA 94563. AXA Rosenberg provides investment advisory services to a number of institutional investors as well as the Laudus Trust. As of December 31, 2005, AXA Rosenberg managed 13 mutual funds and approximately $84.3 billion in assets.



A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory agreement and sub-advisory agreement is available in the Fund's 2006 annual report, which covers the period of 1/1/05 through 12/31/05.


PORTFOLIO MANAGEMENT
Investment decisions arise from AXA Rosenberg's disciplined, systematic process, which combines proprietary expert systems and comprehensive databases to replicate the decisions financial experts might make in a perfect world. AXA Rosenberg's portfolio engineers research and monitor the portfolio's performance against the relevant benchmark and ensure compliance with the portfolio's objectives. The team of portfolio engineers, who are employed by AXA Rosenberg and an affiliated entity, the Barr Rosenberg Research Center LLC, are jointly and primarily responsible for monitoring the recommendations for all accounts that are generated by AXA Rosenberg's investment models and for the day-to-day portfolio management operations of the Fund.


Dr. William Ricks has been with AXA Rosenberg since 1989, where he has been the Chief Executive Officer and Chief Investment Officer for the past five years. He is responsible for overseeing the implementation of AXA Rosenberg's investment strategies, which are primarily driven by stock selection and portfolio construction models. To that end, he has overall responsibility for the implementation of AXA Rosenberg's investment strategies and the various aspects of AXA Rosenberg's investment process, including trading, operations, portfolio engineering and portfolio construction.



The Statement of Additional Information ("SAI") provides additional information about Dr. Ricks' compensation, other accounts managed and ownership of securities in the Fund.



DISTRIBUTOR


Class 2 Shares of the Fund are sold on a continuous basis by the Trust's distributor, ALPS Distributors, Inc. (the "Distributor"). The Distributor's principal offices are located at 1625 Broadway, Suite 2200, Denver, Colorado 80202.






Class 2 Shares of the Trust are subject to an annual distribution and shareholder service fee (a "Distribution and Shareholder Service Fee") of up to 0.25% of the Fund's average daily net assets attributable thereto in accordance with a distributor and shareholder service plan (a "Distributor and Shareholder Service Plan") adopted by the Trustees pursuant to Rule 12b-1 under the 1940 Act. The Distribution and Shareholder Service Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Class 2 Shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class 2 Shares of the Fund. The Distribution and Shareholder Service Fee will not be retained by the Distributor but will instead be paid to financial intermediaries that provide these services. Any amount not reallowed to financial intermediaries will be retained by or reimbursed to the Fund.



Expenses and services for which the Distributor or insurance company may be reimbursed include, without limitation, compensation to, and expenses (including overhead and telephone expenses) of, financial consultants or other employees of the Distributor (or of participating or introducing brokers who engage in distribution of the Class 2 Shares), printing of Prospectuses and reports for other than existing Class 2 shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Trust to such shareholders. The Distribution and Shareholder Service Plan is a "compensation" plan. This means that the fees are payable to compensate the Distributor or insurance company for services rendered even if the amount paid exceeds the Distributor's or insurance company's expenses. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.



CSIM may pay certain insurance companies for performing shareholder, recordkeeping, administrative, transfer agency or other services for their contract and policy owners. In addition, CSIM may pay certain insurance companies for providing distribution, marketing or promotional services. The payments described by this paragraph are paid by CSIM, and not by the Fund or its shareholders, and may be substantial. In some circumstances, the prospect of receiving such payments may create an incentive for an insurance company or its employees to recommend or sell shares of the Fund to you over other investment options. Please contact your insurance company for details regarding any payments it may receive from CSIM.



                               PURCHASING SHARES


Only a separate account of an insurance company which participates in fund investments may purchase shares of the Fund. You may buy shares of the Fund only through your policy or contract with a participating insurance company. You should read this Prospectus in conjunction with the prospectus or other disclosure documents of the separate account of the specific insurance product which accompanies this Prospectus.

The insurance company may impose additional or different conditions than the Fund on purchases, redemptions or exchanges of Fund shares. Some policy differences may include initial, subsequent and maintenance investment requirements, exchange policies, Fund choices, cut-off time for investment and trading restrictions. Insurance companies may also independently establish and charge their customers transaction fees, account fees and other fees in addition to the fees charged by the Fund. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Shareholders who are customers of insurance companies should consult them for information regarding these conditions and fees. The Fund is not responsible for the failure of insurance companies to carry out their responsibilities to their customers.

The Trust reserves the right, in its sole discretion, to suspend the offering of shares of the Fund or to reject purchase orders when it believes that suspension or rejection would be in the best interests of the Trust or its shareholders.

Purchases of the Fund's shares may be made in full or fractional shares of the Fund. In the interest of economy and convenience, the Trust will not issue certificates for shares.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors who engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa, in an effort to take advantage of short-term market movements). In order to prevent short-term trading, the Board of Trustees has adopted policies and procedures intended to discourage frequent purchases and redemptions of Fund shares by Fund shareholders. The Fund seeks to prevent excessive purchases and sales or exchanges of Fund shares by engaging the Fund's transfer agent to provide reports to the Fund of transactional activity in amounts and frequency determined by the Fund to be significant to the Fund and in a pattern of activity that could potentially be detrimental to the Fund. The Fund's policies with respect to frequent purchases and redemptions of Fund shares are applied uniformly in all cases, including to trades through insurance companies. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account. Judgments with respect to implementation of the

Fund's policy are made in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.

Despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund's monitoring techniques. Operational or technical limitations may also limit the Fund's ability to identify short-term trading activity.

In addition, certain insurance companies may be unable or unwilling to effectively enforce the Fund's trading or exchange restrictions. The Fund will monitor trading activity coming from such insurance companies and take reasonable steps to seek cooperation from any insurance company through which the Fund believes short-term trading activity is taking place.

The Fund reserves the right to restrict, reject or cancel within a reasonable time, without prior notice, any purchase or exchange order for any reason. In addition, the Fund reserves the right to modify this policy, including any surveillance or account restriction procedures established from time to time to effectuate this policy, at any time without notice.





                                REDEEMING SHARES



The Trust will redeem its shares at the net asset value per share next determined after a redemption request is received. See "How the Fund Prices Its Shares" and the prospectus or other disclosure documents of the separate account of the specific insurance product that accompanies this Prospectus. The value of shares redeemed may be more or less than the original cost of those shares, depending on the market value of the investment securities held by the Fund at the time of the redemption and on any expenses and charges attributable thereto.



The Fund reserves the right to redeem in-kind in accordance with the Fund's procedures and applicable regulatory requirements. If the Adviser determines that it would not be in the best interests of the remaining shareholders of the Fund to make a redemption payment wholly or partly in cash, the Fund may instead pay the redemption price in whole or in part by a distribution in-kind of readily marketable securities held by the Fund. Securities used to redeem Fund shares in-kind will be valued in accordance with the Fund's procedures for valuation described under "How the Fund Prices Its Shares." Securities distributed by the Fund in-kind will be selected by the Subadviser, under the Adviser's supervision, in light of the Fund's objective and generally will be a pro rata distribution of each security held in the Fund's portfolio to the extent practicable. Investors may incur brokerage charges on the sale of any securities so received in payment of redemptions.



The Trust reserves the right to delay settlement for redemptions received in good order for up to seven days. The Trust may suspend the right of redemption and may postpone payment for a reasonable period when the NYSE is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission ("SEC"), during periods when trading on the NYSE is restricted or during an emergency declared by the SEC which makes it impracticable for the Fund to dispose of its securities or to determine the value of its net assets fairly, or during any other period permitted by the SEC for the protection of investors.






                         HOW THE FUND PRICES ITS SHARES



The Fund is open for business each day that the New York Stock Exchange ("NYSE") is open. The Fund calculates its share price each business day as of the close of the NYSE (generally 4:00 p.m. Eastern time). The Fund's share price is its net asset value per share, or NAV, which is the Fund's net assets divided by the number of its outstanding shares. Purchases and redemptions will be effected at the NAV next determined after the Fund receives a purchase or redemption request in good order.



In valuing its securities, the Fund uses the current market value if one is readily available. Securities held by the Fund for which market prices are not readily available or for which the Adviser deems the market price to be unreliable are valued in accordance with fair value procedures established by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

                                 DISTRIBUTIONS

The Fund intends to distribute to its insurance company separate accounts as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). The Fund will declare and pay distributions of its dividends and interest and distribute net short-term capital gains and net long-term gains all on an annual basis unless the Trustees determine that it should do so more frequently where permitted by applicable regulations.

SHAREHOLDER OPTIONS
The Fund will pay all dividends and distributions in additional Fund shares at net asset value unless an election is made by a particular separate account to receive distributions in cash.





                                     TAXES


The Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.


Because shareholders of the Fund will be insurance company separate accounts, no extensive discussion is included herein concerning the federal income tax consequences for the holders of the contracts. Investors should refer to the specific tax information provided in the prospectus or other documents with respect to the tax consequences associated with their variable contracts and statements made herein are general in nature. Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax.


In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The Fund intends to comply with these requirements. If the Fund or a separate account does not meet such requirements, income allocable to the contracts associated with the separate account may be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Fund investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including taxes on dividend or interest payments and may be subject to special tax rules. In that case, the Fund's yield on those securities would be decreased.

The above information constitutes a general summary of the federal income tax consequences of investing in the Fund. Investors should ask their own tax advisers for more information on their own tax situations, including possible foreign, state or local taxes. Please refer to the prospectus or other disclosure documents for your separate account and variable contract for information regarding the federal income tax treatment of variable contracts in general and of distributions to your separate account in particular. See "Income Dividends, Distributions and Tax Status" in the Fund's SAI for more information on taxes.


                 DISCLOSURE OF PORTFOLIO SECURITIES INFORMATION



The Fund may make various types of portfolio securities information available to shareholders. Information regarding the Fund's policy and procedures on the disclosure of portfolio securities information is available in the SAI. In addition, shareholders can learn more about the availability of portfolio securities information by calling the Fund at 1-888-517-9900.


                               OTHER INFORMATION

The Trust is designed to serve and presently intends to serve as a funding vehicle for insurance company separate accounts associated with variable annuity contracts and variable life insurance policies. This means that participating insurance companies will invest money from separate accounts of various annuity contracts and life insurance policies in the Fund to provide for future benefits. You should consult the prospectus or other disclosure documents issued by the relevant insurance company for more information about a separate account.

All shares of the Fund have identical voting rights. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and are entitled to receive the net assets of the Fund's portfolio upon liquidation. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders holding a majority of the outstanding shares may remove Trustees by votes cast in person or by proxy at a meeting of shareholders or by written consent.

In the future, the Trust may offer shares of the Fund directly to qualified pension and profit-sharing plans.

Although conflicts of interest could arise from the sale of Fund shares to variable annuity contract-owners and variable life insurance policy-owners of affiliated and unaffiliated insurance companies, the Trust currently does not foresee any related disadvantages to policy-owners and contract-owners. This is because the Trust offers its shares to separate accounts of various insurance companies only to serve as the investment medium for their variable products. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts of interest which may arise. Should such a conflict arise, the Trustees will determine what action, if any, should be taken in response.

The Agreement and Declaration of Trust of the Trust, as amended from time to time, provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of each series of the Trust.

Under certain circumstances, shareholders could be held personally liable for the obligations of the Trust. However, the Trust believes that the chance of resulting financial loss for a shareholder is remote since that type of liability may arise only in very limited circumstances.

The Fund's investment performance may from time to time be included in advertisements about the Fund. Total return for the Fund is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment in the Fund at the end of such period (assuming immediate reinvestment of any dividends or capital gain distributions). All data are based on the Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This calculation does not reflect separate account fees. If fees at the separate account level were included, total return would be lower. This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Trust's financial statements, is included in the Trust's Annual Report, which is available upon request.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.


                                                                                         FOR THE PERIOD
                                            FOR THE YEAR ENDED    FOR THE YEAR ENDED    MAY 1, 2003 1 TO
                                            DECEMBER 31, 2005     DECEMBER 31, 2004     DECEMBER 31, 2003
                                            ------------------    ------------------    -----------------
CLASS 2

VIT VALUE LONG/SHORT EQUITY FUND
Net asset value, beginning of period             $   9.99              $  9.64               $ 10.00

Investment activities:
 Net investment income/(loss)                        0.08                (0.04)                (0.05)(2)
 Net realized and unrealized
  gains/(losses) on investments                      0.67                 0.39                 (0.31)
                                                 --------              -------               -------
  Total from investment activities                   0.75                 0.35                 (0.36)
                                                 --------              -------               -------

Net asset value, end of period                   $  10.74              $  9.99               $  9.64
                                                 ========              =======               =======

Total return                                         7.51%                3.63%                (3.60%)(3)

RATIOS TO AVERAGE NET
 ASSETS/SUPPLEMENTAL DATA:
 Net Assets at end of period (000's)             $144,730              $53,045               $ 9,508

 Net investment income/(loss) net of
  waivers 4                                          1.02%               (0.77%)               (0.90%) 5
 Expenses before waivers 4                           3.23%                4.10%                 7.55% 5
 Expenses net of waivers 4                           3.21%                3.14%                 2.98% 5
 Expenses (excluding dividend expense)
   net of waivers                                    1.99%                1.99%                 2.00% 5
 Portfolio turnover rate                           122.98%               89.39%               130.89%


------------------------

1  Commencement of operations.
2 Calculated based on the average shares outstanding during the period. 3 Not annualized for periods less than one year.
4  Includes dividend expense.
5  Annualized for periods less than one year.

                      FOR MORE INFORMATION ABOUT THE FUND

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The Trust's SAI provides additional information about the Fund. It is incorporated by reference into this Prospectus and is legally considered a part of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may review and copy, for a fee, the Trust's Annual and Semi-Annual Reports and the SAI in person at, or by writing to, the Public Reference Section of the Commission, Washington D.C. 20549-0102, or by electronic request via e-mail at the following address: publicinfo@sec.gov. Information on the operation of the Commission's Public Reference Room can be obtained by calling 1-202-942-8090. You may obtain reports and other information about the Fund for free from the EDGAR database on the Commission's website at http://www.sec.gov. You may also obtain free copies of the Annual and Semi-Annual Reports and the SAI, request other information about the Fund or make shareholder inquiries by contacting the Fund at:



                              Laudus Variable Insurance Trust
                              P. O. Box 8032
                              Boston, Massachusetts 02266
                              1-888-517-9900





The Fund's SAI and Annual and Semi-Annual Reports are not available on the Fund's website because shares of the Fund may only be purchased through a separate account of an insurance company. Shareholders may ask their insurance company if these materials are available on its website.





INVESTMENT COMPANY ACT FILE NO. 811-08759                        REG 34173PDF-01

               LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY FUND

                      STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2006



    This Statement of Additional Information is not a prospectus. This
Statement of Additional Information relates to and should be read in conjunction with the prospectus of the Laudus Rosenberg VIT Value Long/Short Equity Fund (the "Fund") of the Laudus Variable Insurance Trust (the "Trust"), dated May 1, 2006 (the "Prospectus"). Please note that the Class 1 Shares of the Fund are not operational. You may obtain a copy of the Prospectus from the Laudus Variable Insurance Trust, P. O. Box 8032, Boston Massachusetts 02266. A copy of the Trust's Annual Report for the period ended December 31, 2005 is available without charge upon request.


                                TABLE OF CONTENTS


                                                                            Page
INVESTMENT OBJECTIVE AND POLICIES............................................2

PORTFOLIO TURNOVER...........................................................5

INVESTMENT RESTRICTIONS......................................................5

INCOME, DIVIDENDS, DISTRIBUTIONS AND TAX STATUS..............................7

MANAGEMENT OF THE FUND......................................................11

INVESTMENT ADVISORY AND OTHER SERVICES......................................18

PORTFOLIO TRANSACTIONS......................................................26

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES............................28

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION................................30

DETERMINATION OF NET ASSET VALUE............................................32

PURCHASE AND REDEMPTION OF SHARES...........................................32

FINANCIAL STATEMENTS........................................................32

APPENDIX A -- PROXY VOTING POLICIES........................................A-1

                        INVESTMENT OBJECTIVE AND POLICIES


    The investment objective and policies of the Fund are described in the Prospectus under the headings "Investment Objective, Principal Investment Strategies and Summary of Principal Risks" and "Principal Risks."



    The Fund has the flexibility to invest, within limits, in a variety of instruments designed to enhance its investment capabilities. The following is an additional description of certain investments of the Fund.



    Index Futures. An index futures contract (an "Index Future") is a contract to buy or sell an integral number of units of an index at a specified future date at a price agreed upon when the contract is made. A unit is the value of the relevant index at a given time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index Future.



    Index Futures can be traded through all major commodity brokers. Currently, contracts are expected to expire on the tenth day of March, June, September and December. The Fund will ordinarily be able to close open positions on the United States futures exchange on which Index Futures are then traded at any time up to and including the expiration day. An option on an Index Future gives the purchaser the right, in return for the premium paid, to assume a long or a short position in an Index Future. The Fund will realize a loss if the value of an Index Future declines between the time the Fund purchases it and the time it sells it and may realize a gain if the value of the Index Future rises between such dates.



    In connection with the Fund's investment in common stocks, the Fund may invest in Index Futures while AXA Rosenberg Investment Management LLC ("AXA Rosenberg") seeks favorable terms from brokers to effect transactions in common stocks selected for purchase. The Fund may also invest in Index Futures when AXA Rosenberg believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the Fund, pending investment in such stocks when they do become available. Through the use of Index Futures, the Fund may maintain a portfolio with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit the Fund to avoid potential market and liquidity issues. The Fund may also use Index Futures in order to hedge its equity positions.



    In contrast to purchases of a common stock, no price is paid or received by the Fund upon the purchase of a futures contract. Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The type of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange on which the Index Futures are traded. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker, will be made on a daily basis as the price of the particular index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market."



    The Fund may close out a futures contract purchase by entering into a futures contract sale. This will operate to terminate the Fund's position in the futures contract. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

    The price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and the futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions.



    The Fund's use of Index Futures involves other risks. Positions in Index Futures may be closed out by the Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. The liquidity of the market in futures contracts could be adversely affected by "daily price fluctuation limits" established by the relevant futures exchange which limit the amount of fluctuation in the price of an Index Futures contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit. In such events, it may not be possible for the Fund to close its futures contract purchase, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.



    Further, the ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. There is no assurance that a liquid secondary market will exist for any particular option or at any particular time.



    The Fund will not purchase Index Futures if, as a result, the Fund's initial margin deposits on transactions that do not constitute "bona fide hedging" under relevant regulations of the Commodities Futures Trading Commission ("CFTC") would be greater than 5% of the Fund's total assets. In addition to margin deposits, when the Fund purchases an Index Future, it may segregate cash, U.S. Government securities or other high grade liquid securities with its Custodian in an amount which, together with the initial margin deposit on the futures contract, is equal to the current value of the futures contract.


    Short Sales. The Fund will seek to realize additional gains through short sales. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security relative to the long positions held by the Fund. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

    The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

    Repurchase Agreements. The Fund may enter into repurchase agreements, by which the Fund purchases the security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government, and there is a risk that the seller may fail to repurchase the underlying security. There is a risk, therefore, that the seller will fail to honor its repurchase obligation. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, and (b) inability to enforce rights and the expenses involved in attempted enforcement.



    Loans of Portfolio Securities. The Fund may lend some or all of its portfolio securities to broker-dealers. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. When the collateral is cash, the Fund may invest the cash collateral in interest-bearing, short-term securities. When the collateral is U.S. Government securities, the Fund usually receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call loans in order to sell the securities involved. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by Charles Schwab Investment Management, Inc. ("CSIM" or the "Adviser") to be of relatively high credit standing.



    Illiquid Securities. The Fund may invest in "illiquid securities," defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued such securities, so long as no more than 15% of the Fund's net assets would be invested in such illiquid securities after giving effect to the purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Fund may be forced to sell them at a discount from the last offer price.



    Foreign Investments. Although it invests primarily in securities principally traded in U.S. markets, the Fund may occasionally invest in and engage in short sales with respect to stocks of foreign companies that trade on U.S. markets. Investments in securities of foreign issuers involve certain risks that are less significant for investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including currency blockage). The Fund may be unable to obtain and enforce judgments against foreign entities, and issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. Also, the securities of some foreign companies may be less liquid and at times more volatile than securities of comparable U.S. companies.

    American Depository Receipts. The Fund may invest in American Depository Receipts, or ADRs, which are U.S. dollar-denominated securities for foreign companies that are traded in the United States on exchanges or over-the-counter and are issued by domestic banks or trust companies and for which market quotations are readily available. ADRs do not lessen the foreign exchange risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, the Fund can avoid currency risks which might occur during the settlement period for either purchases or sales. The Fund may purchase foreign securities directly, as well as through ADRs.



    Exchange-Traded Funds. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC") to iShares and procedures approved by the Fund's Board of Trustees, the Fund may invest in iShares not to exceed 25% of the Fund's total assets, provided that the Fund has described exchange-traded fund investments in its Prospectus and otherwise complies with the conditions of the exemptive order and any other applicable investment limitations.



    Notice For Changes In Certain Investment Policies. The Fund will give 60 days' notice to its shareholders prior to altering its respective policy to invest, under normal circumstances, 80% of its assets in equity securities. For these purposes, "assets" means the Fund's net assets, plus the amount of any borrowings for investment purposes.



    Notice on Shareholder Approval. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Fund may be changed without shareholder approval.

                               PORTFOLIO TURNOVER


    A change in securities held by the Fund is known as "portfolio turnover" and almost always involves the payment by the Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Portfolio turnover is not a limiting factor with respect to investment decisions. The portfolio turnover rate for the Fund for the fiscal years ended December 31, 2005 and 2004 were 122.98% and 89.39%, respectively. The change in portfolio turnover was attributable to the somewhat faster realization of the insights of the investment process during 2005 than in 2004.



    As disclosed in the Prospectus, high portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, and could involve realization of capital gains that would be taxable when distributed to shareholders of the Fund. To the extent that portfolio turnover results in the realization of net short-term capital gains, such gains are ordinarily taxed to shareholders at ordinary income tax rates.


                             INVESTMENT RESTRICTIONS

    Without a vote of the majority of the outstanding voting securities of the Fund, the Trust will not take any of the following actions with respect to the
Fund:

     (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes or for payments of variation margin. Such borrowings will be repaid before any additional investments are purchased. Short sales and related borrowings of securities are not subject to this restriction.

     (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted by restriction (1) above. (For the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. Collateral arrangements with respect to swaps and other derivatives are also not deemed to be a pledge or other encumbrance of assets.)


     (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

     (4) Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of the Fund's net assets would be
(i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation.


     (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.


     (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

     (7) Concentrate more than 25% of the value of its total assets in any one industry.


     (8) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), or by an exemptive order issued by the Securities and Exchange Commission ("SEC").


     (9) Purchase or sell commodities or commodity contracts except that each of the Funds may purchase and sell stock index and other financial futures contracts and options thereon.

     (10) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities.

     (11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (2) above; any borrowing permitted by restriction (1) above; short sales permitted by restriction (4) above; any collateral arrangements with respect to short sales, swaps, options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, futures contracts or options on futures contracts.)

     (12) With respect to 75% of its total assets, invest in a security if, as a result of such investment, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

    Notwithstanding the latitude permitted by restriction (9) above, the Fund has no current intention of purchasing interest rate futures.


    It is contrary to the present policy of the Fund, which may be changed by the Trustees of the Trust without shareholder approval, to:

     (a) Invest in warrants or rights (other than warrants or rights acquired by the Fund as a part of a unit or attached to securities at the time of purchase).

     (b) Write, purchase or sell options on particular securities (as opposed to market indices).

     (c) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

     (d) Make investments for the purpose of exercising control of a company's management.

     (e) Invest in (a) securities which at the time of investment are not readily marketable and (b) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in such securities.


    Unless otherwise indicated, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Regardless of such policy, if the Fund borrows an amount such that the asset coverage of its borrowing is less than 300%, then, within three days (not including Sundays and holidays) or such longer period as the SEC may prescribe through rules and regulations, the Fund will reduce the amount of its borrowings so that asset coverage is at least 300%.



    The phrase "shareholder approval," as used in the Prospectus and herein, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.



               INCOME, DIVIDENDS, DISTRIBUTIONS AND TAX STATUS


    The tax status of the Fund and the distributions which it may make are summarized in the Prospectus under the headings "Distributions" and "Taxes."
The Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded a RIC and its shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other RICs, and other securities limited generally with respect to any one issuer to a value not more than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships;

and (c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To the extent the Fund qualifies for treatment as a RIC, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

    If the Fund failed to qualify under Subchapter M as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment.

    Notwithstanding an exemption for mutual funds which have only insurance company investors from the imposition of a certain excise tax on underdistributed amounts, the Fund intends to avoid the excise tax by distributing prior to each calendar year end, without regard to the Fund's fiscal year end, (i) 98% of the Fund's ordinary income, (ii) 98% of the Fund's capital gain net income for the one-year period ending on October 31 (or later if the Fund is permitted and so elects), and (iii) any retained amount from the prior year. A dividend paid to shareholders by the Fund in January of a year is generally deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a day in October, November or December of that preceding year.

    Section 817(h) of the Code requires that the investments of a segregated asset account (a "Separate Account") of an insurance company be "adequately diversified" as provided therein or in accordance with U.S. Treasury regulations in order for the account to serve as the basis for variable annuity contracts ("VA contracts") or variable life insurance policies ("VLI policies"). The Fund intends to comply with applicable requirements so that the Fund's investments are "adequately diversified" for purposes of Section 817(h) and the U.S. Treasury regulations thereunder. Section 817(h) and the U.S. Treasury regulations issued thereunder provide the manner in which a segregated asset account will treat investments in a RIC for purposes of the diversification requirements. If the Fund satisfies certain conditions, a Separate Account owning shares of the Fund will be treated as owning multiple investments consisting of the Separate Account's proportionate share of each of the assets of the Fund. The Fund intends to satisfy these conditions so that the shares of the Fund owned by a segregated asset account of an insurance company depositor will be treated as multiple investments. If, however, the Fund is not "adequately diversified" within the meaning of Section 817(h) of the Code, the VA contracts and VLI policies supported by the Fund may not be treated as annuity or life insurance contracts, as the case may be, for any period (or subsequent period) during which the Fund is not "adequately diversified" thereunder.

    Assuming that the Separate Accounts meet the requirements of Section 817, it is anticipated that insurance company investors will not be subject to federal income tax currently on dividends or distributions from the Fund. Each organization or entity should review its own circumstances and the federal tax treatment of its income.

    Dividends, interest, and in some cases, capital gains received by the Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

    The Fund may invest in the stock of "passive foreign investment companies" ("PFIC"s). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least

75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock as well as gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders (assuming the Fund qualifies as a RIC). In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain. If a Fund invests in a PFIC and elects to treat the PFIC as a qualified electing fund ("QEF"), then in lieu of incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the Fund's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Fund's Subchapter M distribution requirement outlined above and avoid imposition of the excise tax, if applicable -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. A holder of stock in a PFIC generally may elect to include in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over its adjusted basis as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Any gain on the sale of PFIC stock subject to a mark-to-market election would be treated as ordinary income.

    The use by the Fund of hedging strategies, such as writing (selling) and purchasing futures contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses they realize in connection therewith.

    Exchange-traded futures contracts, certain options, and certain forward contracts constitute "Section 1256 Contracts." Section 1256 Contracts are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of a Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales" and 60% of any net realized gain or loss from any actual sales of
Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the excise tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Subchapter M distribution requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. The Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that such Fund must distribute to meet the Subchapter M distribution requirement and to avoid imposition of the excise tax, if applicable.

    Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions. Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to each Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by each Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

    Section 988 of the Code also may apply to forward contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between section 1256 and 988, special provisions determine the character and timing of any income, gain or loss. When a covered call option written (sold) by the Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Fund is exercised, the Fund is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

    If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract (e.g., a swap contract), or a futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).


    THE TAX DISCUSSION SET FORTH ABOVE IS A SUMMARY INCLUDED FOR GENERAL INFORMATION PURPOSES ONLY. PLEASE REFER TO THE PROSPECTUS OR OTHER DISCLOSURE DOCUMENTS FOR THE SEPARATE ACCOUNTS AND THE VARIABLE CONTRACT FOR INFORMATION REGARDING THE FEDERAL INCOME TAX TREATMENT OF VARIABLE CONTRACTS IN GENERAL AND DISTRIBUTIONS TO THE SEPARATE ACCOUNT IN PARTICULAR. THIS DISCUSSION IS NOT INTENDED, AND SHOULD NOT BE CONSIDERED, TO BE A SUBSTITUTE FOR CAREFUL TAX PLANNING.

                             MANAGEMENT OF THE FUND

    Portfolio Management. A team of personnel employed by AXA Rosenberg and an affiliated entity, the Barr Rosenberg Research Center LLC, is jointly and primarily responsible for monitoring the recommendations for all accounts that are generated by AXA Rosenberg's investment models and the day-to-day portfolio management operations of the Fund. Dr. William Ricks has overall responsibility for the implementation of AXA Rosenberg's investment strategies.

    Compensation. AXA Rosenberg compensates Dr. Ricks for his management of the Fund. His compensation consists of a fixed annual salary, a subjective annual bonus, as well as deferred compensation.

    AXA Rosenberg's investment professionals' total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including AXA Rosenberg's overall profitability. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account. Among the factors included in this annual assessment are: (i) contribution to business results and overall business strategy; (ii) success of marketing/business development efforts and client servicing; and (iii) the relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance). Furthermore, an investment professional's seniority/length of service with the firm and management and supervisory responsibilities are relevant to compensation decisions.

    Ownership of Fund Shares. As of the end of the Fund's most recently completed fiscal year, Dr. Ricks did not beneficially own any Fund shares.


    Other Accounts. As of December 31, 2005, in addition to the Fund, Dr. Ricks was responsible for the day-to-day management of certain other accounts, as follows:



                   REGISTERED INVESTMENT       OTHER POOLED
                         COMPANIES          INVESTMENT VEHICLES       OTHER ACCOUNTS
                   (INCLUDING THE FUND)     (INCLUDES SEPARATE
                                            ACCOUNTS AND HEDGE
                                                  FUNDS)
                   NUMBER OF     TOTAL     NUMBER OF     TOTAL    NUMBER OF     TOTAL
                   ACCOUNTS     ASSETS     ACCOUNTS     ASSETS     ACCOUNTS    ASSETS
                   --------     ------     --------     ------     --------    ------
 Other Accounts       13         $3.9B         9         $1.2B       100       $13.0B
 Managed by Dr.
      Ricks

 Other Accounts        0          $0           1        $13.4M        29        $5.4B
  Upon Which a
 Performance-Based
 Advisory Fee is
   Calculated


    Conflicts of Interest. AXA Rosenberg recognizes that conflicts of interest are inherent in its business and accordingly has developed policies, procedures and disclosures that it believes are reasonably designed to detect, manage and mitigate the effects of potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including funds, and allocating investment opportunities. Employees are subject to the above-mentioned policies and oversight to help ensure that all of its clients are treated fairly.

    Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities for more than one account (including the Fund), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager, the adviser or the subadviser has a greater financial incentive, such as a performance fee account. AXA Rosenberg believes it has adopted policies and procedures that are reasonably designed to address these types of conflicts and that serve to operate in a manner that is fair and equitable among its clients, including the Fund.

    Dr. Ricks' management of "other accounts" may give rise to potential conflicts of interest in connection with his management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives to the Fund, or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund. AXA Rosenberg believes that its quantitative investment process and pro rata allocation of investment opportunities diminish the possibility of any conflict of interest resulting in unfair or inequitable allocation of investment opportunities among accounts. Additionally, AXA Rosenberg believes that it has adopted policies and procedures that are designed to manage those conflicts in an appropriate way.

    Knowledge of the Timing and Size of Fund Trades. As discussed above, AXA Rosenberg believes that its quantitative investment process and pro rata allocation of investment opportunities diminish the possibility of any conflict of interest resulting in unfair or inequitable allocation of investment opportunities among accounts. A potential conflict of interest may arise as a result of Dr. Ricks' access to information regarding the size, timing, and possible market impact of Fund trades. It is theoretically possible that he could use this information to the advantage of other accounts he manages and to the possible detriment of the Fund. However, AXA Rosenberg believes that its investment approach and policies and procedures are reasonably designed to allocate investment opportunities on a fair and equitable basis over time to prevent such actions.

    Investment Opportunities. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as cash position, tax status, risk tolerance and investment restrictions or for other reasons. Potential conflicts of interest may arise as a result of Dr. Ricks' management of the Fund and other accounts which, in theory, may allow him to allocate investment opportunities in a way that favors other accounts over the Fund, especially where AXA Rosenberg receives, or expects to receive, greater compensation from its management of the other accounts than the Fund. It is AXA Rosenberg's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, AXA Rosenberg believes that it has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions.

    Laudus Variable Insurance Trust. The Trust's Trustees oversee the general conduct of the Fund's business. Certain information concerning the Trustees is set forth below.


NAME, ADDRESS 1 AND                         NUMBER OF
  YEAR OF BIRTH;       PRINCIPAL           PORTFOLIOS
(TERM OF OFFICE 2     OCCUPATION(S)         IN FUND
AND LENGTH OF TIME   DURING PAST FIVE       COMPLEX     OTHER DIRECTORSHIPS HELD
     SERVED)              YEARS             OVERSEEN           BY TRUSTEE
------------------   ----------------      ----------  ------------------------
Mariann Byerwalter 3  Chairman of JDN       67 4        Ms. Byerwalter is on the
1960                  Corporate Advisory                Boards of Stanford
(1/04-present)        LLC. From 1996 to                 University, America First
                      2001, Vice                        Companies, (venture
                      President for                     capital/fund management),
                      Business Affairs                  Redwood Trust, Inc.
                      and Chief Financial               (mortgage finance),
                      Officer of Stanford               Stanford Hospitals and
                      University, and in                Clinics, SRI
                      2001, Special                     International (research),
                      Advisor to the                    PMI Group Inc. (mortgage
                      President of                      insurance), Lucile
                      Stanford University.              Packard Children's
                                                        Hospital and Pacific Life
                                                        Insurance Company
                                                        (insurance). Ms.
                                                        Byerwalter is also a
                                                        Trustee of Laudus Trust
                                                        and The Charles Schwab
                                                        Family of Funds, Schwab
                                                        Investments, Schwab
                                                        Capital Trust, and Schwab
                                                        Annuity Portfolios, all
                                                        of which are managed by
                                                        CSIM or its affiliates
                                                        and are included in the
                                                        Schwab mutual fund
                                                        complex.

William A. Hasler 3   Dean Emeritus of      67 4        Mr. Hasler is on the
1941                  the Haas School of                Boards of Aphton
(1/04-present)        Business,                         Corporation
                      University of                     (bio-pharmaceuticals),
                      California,                       Mission West Properties
                      Berkeley (higher                  (commercial real estate),
                      education). Until                 Stratex Networks (network
                      February 2004,                    equipment), TOUSA (home
                      Co-Chief Executive                building), Genitope Corp.
                      Officer, Aphton                   (bio-pharmaceuticals),
                      Corporation                       Ditech Communications
                      (bio-pharmaceuticals).            Corp. (voice
                      Prior to August                   communications
                      1998, Dean of the                 technology);
                      Haas School of                    Non-Executive Chairman,
                      Business,                         Solectron Corporation
                      University of                     (manufacturing).  Mr.
                      California,                       Hasler is also a Trustee
                      Berkeley.                         of Laudus Trust and The
                                                       Charles Schwab Family

----------

1 The mailing address of each of the Trustees is c/o Laudus Trust, 101
  Montgomery Street, San Francisco, CA 94104.



2 There is no stated term of office for the Trustees of the Trust.



3 Member of the Audit Committee.



4 As of December 31, 2005 this included 56 Schwab Funds, and 11 Laudus
  Funds, all of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.

 NAME, ADDRESS 1 AND                        NUMBER OF
  YEAR OF BIRTH;         PRINCIPAL         PORTFOLIOS
(TERM OF OFFICE 2 AND   OCCUPATION(S)       IN FUND
   LENGTH OF TIME     DURING PAST FIVE      COMPLEX     OTHER DIRECTORSHIPS HELD
      SERVED)               YEARS           OVERSEEN           BY TRUSTEE
--------------------  ----------------     ----------  ------------------------
                                                       of Funds, Schwab
                                                       Investments, Schwab
                                                       Capital Trust, and Schwab
                                                       Annuity Portfolios, all
                                                       of which are managed by
                                                       CSIM or its affiliates
                                                       and are included in the
                                                       Schwab mutual fund
                                                       complex.

Nils H. Hakansson 3   Sylvan C. Coleman    11 5        Mr. Hakansson is also a
1937                  Professor of                     Trustee of the Laudus
(6/98-present)        Finance and                      Trust.
                      Accounting Emeritus,
                      Haas School of
                      Business, University
                      of California
                      Berkeley, since
                      2003. From July 1969
                      to January 2003,
                      Professor of Finance
                      and Accounting, Haas
                      School of Business,
                      University of
                      California, Berkeley
                      (higher education).







      The Trust has a standing Audit Committee. The members of the Audit Committee are identified above. The function of the Audit Committee is to assist the Trustees in their oversight of the Trust's financial reporting process. The Audit Committee met 4 times during the Fund's most recently completed fiscal year.


      The Trust also has a Nominating Committee that is composed of all of the Independent Trustees, which meets as often as deemed appropriate by the Nominating Committee for the primary purpose of nominating persons to serve as members of the Board of Trustees. The Nominating Committee did not meet during the most recent fiscal year. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934, as amended, in conjunction with a shareholder meeting to consider the election of Trustees.


      The aggregate dollar range of securities in the Family of Investment Companies 6 owned by each Trustee is set forth below. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.



---------
5 As of December 31, 2005, this included 11 Laudus Funds, all of which are managed by CSIM or its affiliates and are included in the Schwab mutual fund complex.



6 As of December 31, 2005, the Family of Investment Companies consisted of the 12 operational series of the Laudus Trust and the sole series of the Laudus Variable Insurance Trust.

                                                       AGGREGATE DOLLAR RANGE OF
                                                        EQUITY SECURITIES IN THE
                                                          FAMILY OF INVESTMENT
                               DOLLAR RANGE OF EQUITY  COMPANIES 6 AS OF DECEMBER
  NAME OF TRUSTEE              SECURITIES IN THE FUND           31, 2005
  ---------------              ----------------------  -------------------------
INDEPENDENT TRUSTEES:
Nils H. Hakansson                        $0                $50,001 - $100,000
Mariann Byerwalter                       $0                                $0
William A. Hasler                        $0                                $0



Certain information concerning the Trust's officers is set forth below:



NAME ADDRESS 7, AND YEAR OF
BIRTH; (TERM OF OFFICE 8 AND  POSITION WITH THE    PRINCIPAL OCCUPATION DURING
   LENGTH OF TIME SERVED)           TRUST                PAST FIVE YEARS
---------------------------   -----------------    ---------------------------

Evelyn Dilsaver               President          President, Chief Executive
1955                                             Officer, and Director, Charles
(9/05-present)                                   Schwab Investment Management,
                                                 Inc.; President and Chief
                                                 Executive Officer, Schwab
                                                 Funds; Executive Vice
                                                 President, Charles Schwab &
                                                 Co., Inc. Until March 2006,
                                                 Vice President of Laudus
                                                 Funds. From June 2003 to July
                                                 2004, Senior Vice President,
                                                 Asset Management Products and
                                                 Services, Charles Schwab & Co.,
                                                 Inc. Prior to June 2003,
                                                 Executive Vice President, Chief
                                                 Financial Officer, and Chief
                                                 Administrative Officer, U.S.
                                                 Trust, a subsidiary of The
                                                 Charles Schwab Corporation.

Daniel Kern                  Chief Financial     Vice President, Investment
1961                         Officer & Treasurer Operations, Charles Schwab
(3/05-present)               and Vice President  Investment Management, Inc.;
                             (effective 10/05)   Assistant Treasurer, Schwab
                                                 Funds. Until September 2005,
                                                 Assistant Treasurer, Laudus
                                                 Funds. Until December 2004,
                                                 Vice President, Internal Audit,
                                                 Charles Schwab Corporation.
                                                 Prior to January 2003, Managing
                                                 Director and Principal,
                                                 Montgomery Asset Management.



----------
7 The mailing address of each of the officers is c/o Laudus Funds, 101
  Montgomery Street, San Francisco, CA 94104.



8 There is no stated term of office for the officers of the Trust.

NAME ADDRESS 7, AND YEAR OF
BIRTH; (TERM OF OFFICE 8 AND  POSITION WITH THE    PRINCIPAL OCCUPATION DURING
  LENGTH OF TIME SERVED)            TRUST                PAST FIVE YEARS
---------------------------   -----------------    ---------------------------

Jeffrey Mortimer             Vice President and  Senior Vice President and Chief
1963                         Chief Investment    Investment Officer -- Equities,
(6/04-present)               Officer             Charles Schwab Investment
                                                 Management, Inc., and Schwab
                                                 Funds. Prior to May 2004; Vice
                                                 President and Sr. Portfolio
                                                 Manager, Charles Schwab
                                                 Investment Management, Inc.

Alison Baur                  Chief Legal Officer Vice President and Associate
1964                                             General Counsel, Charles Schwab
(1/04-present)                                   & Co., Inc. Until 2003, Senior
                                                 Corporate Counsel, Charles
                                                 Schwab & Co., Inc. From
                                                 2001-2004, Chief Legal Officer
                                                 & Secretary, Excelsior Funds;
                                                 Chief Legal Officer, Excelsior
                                                 Directional Hedge Fund and
                                                 Excelsior Private Equity Funds.

Randall Fillmore             Chief Compliance    Senior Vice President,
1960                         Officer             Institutional Compliance and
(9/04-present)                                   Chief Compliance Officer,
                                                 Charles Schwab Investment
                                                 Management, Inc; Chief
                                                 Compliance Officer, Schwab
                                                 Funds. From 2002 to 2003, Vice
                                                 President, Charles Schwab &
                                                 Co., Inc. and Charles Schwab
                                                 Investment Management, Inc.
                                                 From 2000 to 2002, Vice
                                                 President, Internal Audit,
                                                 Charles Schwab & Co., Inc.

Bill Thomas                  Vice President      Senior Vice President,
1962                                             Distribution, Charles Schwab
(6/04-present)                                   Investment Management, Inc.

Michael Haydel               Vice President      Vice President, Asset
1972                                             Management Client Services,
(6/05-present)                                   Charles Schwab & Co., Inc.
                                                 Until March 2004, Director,
                                                 Charles Schwab & Co., Inc.

Alice Schulman               Clerk               Vice President & Assistant
1950                                             Secretary, Charles Schwab
(1/04-present)                                   Investment Management, Inc.;
                                                 Assistant Secretary, Schwab
                                                 Funds and The Charles Schwab
                                                 Bank, N.A. Until 2003,
                                                 Director - Project Management,
                                                 Charles Schwab Investment
                                                 Management, Inc.

    The officers of the Trust, each being an employee of Charles Schwab Investment Management, Inc. or its affiliates, will each benefit indirectly from the management fees paid by the Trust to Charles Schwab Investment Management, Inc., but receive no compensation from the Trust.






    Compensation. Officers do not receive compensation from the Trust. The Trust currently pays each Independent Trustee a quarterly retainer fee of $100 and an additional $100 for each meeting attended.



    In addition, a retirement plan has been instituted for all of the Independent Trustees of the Trust and Laudus Trust (the "Retirement Plan"). Under the terms of the Retirement Plan, upon retirement or other termination from service from the Trust and Laudus Trust (other than termination for cause), a retiring Independent Trustee who has served as Independent Trustee for at least five years shall be paid a lump sum cash payment (the "Retirement Payment"). The Retirement Payment shall be equal to $10,000 for each year that the Trustee has served as an Independent Trustee of the Trust and the Laudus Trust, including years of service prior to the adoption of the Retirement Plan. However, beginning April 1, 2005, each Independent Trustee is permitted to make a one-time election to have the $10,000 attributable to service for the coming year adjusted up or down at the end of each subsequent year based on the unweighted average performance of Class 2 Shares of the Fund and Institutional Shares of each fund of the Laudus Trust that is in operation for all of such year. Each Independent Trustee was also given the opportunity to make a one-time election to have previously accrued benefits fluctuate beginning April 1, 2005 based on performance of the funds as described in the previous sentence. As a result, the amount of the Retirement Payment payable to any Independent Trustee may increase or decrease based upon performance of the funds. The portion of the total Retirement Payment owed to an Independent Trustee upon his or her retirement that is payable by any fund will be determined based on the relative net assets of the Fund and the funds of the Laudus Trust in operation on the date of the Independent Trustee's retirement.



    The total compensation accrued and payable to, as well as the benefits accrued under the Retirement Plan by, the Independent Trustees by the Trust and by the fund complex for the fiscal year ended December 31, 2005, is shown in the table below.



                                                                        TOTAL
                                                                     COMPENSATION
                                          PENSION OR                    FROM
                                          RETIREMENT     ESTIMATED    REGISTRANT
                             AGGREGATE     BENEFITS       ANNUAL       AND FUND
                           COMPENSATION   ACCRUED AS     BENEFITS      COMPLEX*
                               FROM      PART OF FUND      UPON        PAID TO
  NAME OF PERSON            REGISTRANT     EXPENSES     RETIREMENT    DIRECTORS
  --------------           ------------  ------------   ----------   ------------
Mariann Byerwalter            $1035        $   68           $0        $226,192
William A. Hasler             $1035        $   68           $0        $236,192
Nils H. Hakansson             $1035        $1,015           $0        $ 56,947



----------
* As of December 31, 2005, the fund complex consisted of 67 funds, which includes 56 Schwab Funds.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY CONTRACTS

About Charles Schwab Investment Management, Inc.

    Charles Schwab Investment Management, Inc. ("CSIM" or the "Adviser") is a wholly-owned subsidiary of The Charles Schwab Corporation. Both CSIM and The Charles Schwab Corporation are located at 101 Montgomery Street, San Francisco, CA 94104.

    As of December 31, 2005, CSIM managed 67 mutual funds and approximately $150 billion in assets.


    Principal Executive Officer and Directors - Listed below are the directors and principal executive officer of CSIM. The principal business address of each director and the principal executive officer, as it relates to their duties at CSIM, is the same as above.

               NAME                       POSITION
               ----                       --------
     Evelyn Dilsaver........   Director, President and Chief Executive Officer

     Charles R. Schwab......   Chairman and Director

     Stephen B. Ward........   Director, Senior Vice President and Chief
                               Investment Officer


    As disclosed in the Prospectus under the heading "Management of the Fund," under a management contract (the "Management Contract") between the Trust, on behalf of the Fund, and CSIM, subject to the supervision of the Trustees of the Trust and such policies as the Trustees may determine, CSIM furnishes office space and equipment, provides certain bookkeeping and clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with CSIM. In addition, pursuant to a subadviser agreement among CSIM, AXA Rosenberg and the Trust, AXA Rosenberg will continuously furnish an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities.



    The Fund has agreed to pay CSIM an annual management fee equal to 1.50% of the Fund's average daily net assets, payable on a monthly basis. CSIM has informed the Trust that it will waive some or all of its management fees under the Management Contract and, if necessary, will bear certain expenses of the Fund until further notice, but in any event at least through April 30, 2008 so that the Fund's total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses, dividends on securities sold short and distribution and shareholder service fees) applicable to each class will not exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to CSIM during the next two fiscal years to the extent that the repayment will not cause the Fund's expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year. In addition, CSIM's compensation under the Management Contract is subject to reduction to the extent that in any year the expenses of the Fund (including investment advisory fees, but excluding taxes, portfolio brokerage commissions and any distribution and shareholder service expenses paid by a class of shares of the Fund pursuant to a distribution and shareholder service plan or otherwise) exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale.


    The Management Contract provides that CSIM shall not be subject to any liability to the Trust or to any shareholder of the Trust in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder.

    The Management Contract will continue in effect for a period no more than two years from the date of its execution, and renewals thereof must be approved by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of CSIM or the Trust, and by
(ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment and is terminable on not more than 60 days' notice by the Trust to CSIM or by CSIM to the Trust.

    For the period of January 1, 2005 through December 31, 2005, the Fund paid CSIM $1,574,560 in advisory fees, before a waiver of $23,352, for its services as an investment adviser to the Fund. For the period January 31, 2004 through December 31, 2004, the Fund paid CSIM $447,743 in advisory fees, before a waiver and/or reimbursement of $271,084, for its service as an investment adviser to the Fund. For its services as investment adviser to the Fund, the Fund paid AXA Rosenberg $8,551.28 in advisory fees for the period May 1, 2003 to December 31, 2003 before a waiver and/or reimbursement of $8,551.28. For the period January 1, 2004 to January 30, 2004, paid AXA Rosenberg $12,038 in advisory fees, before a waiver and/or reimbursement of $23,427, for its service as investment adviser to the Fund.


SUBADVISORY AGREEMENT

About AXA Rosenberg

    AXA Rosenberg is wholly-owned by AXA Rosenberg Group LLC. AXA Rosenberg Group LLC is contractually controlled jointly by AXA IM Rose, Inc., Barr Rosenberg, Kenneth Reid and Rosenberg Alpha L.P.


    AXA IM Rose, Inc. is wholly-owned by AXA IM Holding U.S. Inc. AXA IM Holding U.S. Inc. is wholly-owned by AXA Investment Managers S.A., a French societe anonyme, which, in turn, is owned, collectively, by AXA SA, a French holding company, AXA Assurances IARD, a French societe anonyme, AXA UK Plc, a British public limited company and AXA Colonia Konzern AG, a German Aktiengesellschaft. AXA Assurances IARD, AXA UK Plc and AXA Colonia Konzern AG are owned by AXA SA (more than 90% directly).


    Finaxa, a French holding company, beneficially owns more than 25% of the voting securities of, and therefore controls, AXA SA. Mutuelles Axa, a group of four French mutual insurance companies, one of which controls Finaxa, acting as a group, controls both AXA SA and Finaxa. Rosenberg Alpha L.P. is controlled by Barr Rosenberg as their Managing General Partner. Each of these entities may be deemed a controlling person of AXA Rosenberg.

    AXA Rosenberg is located at 4 Orinda Way, Building E, Orinda, California 94563.

    Kenneth Reid and Barr M. Rosenberg may be deemed to be controlling persons of AXA Rosenberg as a result of their interests in AXA Rosenberg Group LLC, the parent of AXA Rosenberg.

    The following is a list of the directors and principal executive officers of AXA Rosenberg. The principal business address of the directors and the principal executive officers, as it relates to their duties at AXA Rosenberg, is the same as the address of AXA Rosenberg.

Principal Executive Officers and Directors:

               NAME              POSITION
               ----              --------
     Stephane Prunet......... Global Chief Executive Officer

     Kenneth Reid............ Global Chief Investment Officer

     William E. Ricks........ Chief Executive Officer and Chief Investment
                              Officer of North America

     Barr Rosenberg.......... Chairman

     Vincent Ordenneau....... Global Chief Financial Officer

     William R. Wiebe........ Global Head of Legal and Compliance


    The Trust and CSIM have entered into an Agreement on behalf of the Fund with AXA Rosenberg (the "Subadviser Agreement") by which AXA Rosenberg acts as subadviser to the Fund. Under the Subadviser Agreement, AXA Rosenberg, at its expense, continuously furnishes an investment management program for the Fund and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities and all other investments, subject to the supervision of CSIM and the Trustees.


    The Fund does not pay AXA Rosenberg's compensation under the Subadviser
Agreement: CSIM pays it, and for any given year it will never be payable at a rate that exceeds 55% of the gross rate of compensation payable to CSIM by the Fund under the Management Contract. The compensation payable by CSIM to AXA Rosenberg under the Subadviser Agreement is payable quarterly (at the end of each quarter) as a portion of the Fund's average daily net assets, and will be adjusted (up or down) if the Fund outperforms or underperforms 90-day U.S. Treasury Bills by 2.5% or more (as described below). This way, AXA Rosenberg has monetary incentive to achieve good performance and avoid poor performance for the Fund. Starting in 2008 and in each year thereafter, AXA Rosenberg may be entitled to additional compensation from CSIM if the assets under management of all funds subadvised by AXA Rosenberg and managed by CSIM (excluding the assets of the Laudus Rosenberg U.S. Small Capitalization Fund) have not reached certain levels, but, as noted above, it will never be entitled to a rate of compensation that is more than 55% of the gross rate of compensation payable to CSIM by the Fund under the Management Contract.



    In addition, on December 31, 2003, CSIM and AXA Rosenberg entered into an agreement regarding CSIM's and AXA Rosenberg's cooperation in realigning responsibilities for the Funds' assets. This agreement commits CSIM to using commercially reasonable efforts (including, in some instances, reduction of CSIM's management fee) to maintain the subadvisory fees paid to AXA Rosenberg and, subject to certain conditions, provides that CSIM will pay compensation to AXA Rosenberg in the event that AXA Rosenberg is terminated as investment subadviser to any series of the Trust. Consequently, CSIM has a material economic interest in avoiding the termination of AXA Rosenberg or reducing AXA Rosenberg's subadvisory fee.






BASE SUBADVISORY FEE


    This section describes the base subadvisory fee payable by CSIM to AXA Rosenberg. The assets under management adjustment and the performance adjustment are described in the sections that follow. Please remember, however, that all the fees described on this and the following pages are paid by CSIM to AXA Rosenberg; they do not affect how much you pay or the Fund pays.


    Unless the fee payable to CSIM under the Management Contract is increased by the Fund's shareholders (in which case the base subadvisory fee would also be increased), the base subadvisory fee payable by CSIM to AXA Rosenberg will never be payable at a rate that exceeds 0.675% of the Fund's average daily net assets on an annual basis, and it will be lower than that for Fund assets above certain thresholds, as described below. As shown in the table below, CSIM pays AXA Rosenberg 0.675% (on an annual basis) of the Fund's average daily net assets up to the amount of assets in the Fund at the time AXA Rosenberg became subadviser (the Fund's "Existing Assets"). For any quarter during which the Fund's average daily net assets exceed its Existing Assets, CSIM will pay AXA Rosenberg 0.60% (on an annual basis) of the Fund's portion, if any, of the average daily net assets of all funds subadvised by AXA Rosenberg and managed by CSIM (excluding the assets of the Laudus Rosenberg U.S. Small Capitalization Fund) that exceed the aggregate Existing Assets of all such funds, but fall short of $2.5 billion (the Fund's "Second Tier Assets"). For any quarter during which the Fund's average daily net assets exceed its Existing Assets AND the average daily net assets of all funds subadvised by AXA Rosenberg and managed by CSIM (excluding the assets of the Laudus Rosenberg U.S. Small Capitalization Fund) exceed $2.5 billion, CSIM will pay AXA Rosenberg 0.45% (on an annual basis) of the Fund's portion of such excess (the Fund's "Third Tier Assets").

                     FUND                      BASE SUBADVISORY FEE*
                     ----                      --------------------
Laudus Rosenberg VIT Value Long/Short Equity   0.675% of Existing Assets
Fund
                                               0.60% of Second Tier Assets
                                               0.45% of Third Tier Assets

----------
* As noted above, the rates for the Fund set forth in the table are expected to be adjusted if the gross advisory fee rates payable to CSIM by the Fund are adjusted by the Trustees or the shareholders of the Fund.

PERFORMANCE ADJUSTMENT

    As noted above, the compensation payable to AXA Rosenberg by CSIM under the Subadviser Agreement is structured to provide monetary incentive to AXA Rosenberg to achieve good performance and avoid poor performance. In particular, AXA Rosenberg's compensation will be increased for any quarter in which the Fund's performance exceeds that of 90-day U.S. Treasury Bills by more than 2.5%. Conversely, AXA Rosenberg's compensation will be decreased for any quarter in which the Fund's performance falls short of the performance of 90-day U.S. Treasury Bills by more than 2.5%. More specifically, the fee payable to AXA Rosenberg will be increased or decreased by a performance component (the "Performance Adjustment") that will vary proportionately with the difference between (a) the investment performance of the Fund over a rolling three-year period* minus the investment record of 90-day U.S. Treasury Bills over the same period, expressed as a percentage, whether the result is positive or negative, and (b) 2.5%. The Performance Adjustment (whether positive or negative) for the Fund will never be charged at a rate that exceeds 5% of the gross advisory fee rate payable to CSIM with respect to the Fund (the "Maximum Performance Adjustment"). The Maximum Performance Adjustment will be made when the Fund's performance exceeds or falls short of the performance of 90-day U.S. Treasury Bills (the "Maximum Adjustment Performance Point") by 5.0% or more. The Performance Adjustment will be zero when the performance difference (between that of the Fund and that of the 90-day U.S. Treasury Bills) is between 2.5% and -2.5% and, starting at 2.5% or -2.5% (as the case may be), it shall increase (or decrease in the case of a negative Performance Adjustment) based on a constant ratio until the Maximum Adjustment Performance Point is reached.

----------
* Until AXA Rosenberg has been subadviser for twelve calendar quarters, the rolling period will be the period that has elapsed since AXA Rosenberg has been subadviser. No Performance Adjustment will be made until AXA Rosenberg has been subadviser for at least four calendar quarters.

    The following table provides examples of how different levels of Fund performance will generate different adjustments to the compensation payable by CSIM to AXA Rosenberg under the Subadviser Agreement.


   PERCENTAGE BY WHICH FUND PERFORMANCE           PERFORMANCE ADJUSTMENT
       EXCEEDS OR FALLS SHORT OF THE             (AS A PERCENTAGE OF THE
   PERFORMANCE OF 90-DAY U.S. TREASURY          GROSS RATE OF COMPENSATION
                   BILLS                        PAYABLE TO CSIM BY THE FUND)
   ------------------------------------         ---------------------------
                 5.0% (and all higher %s)                   5%
                 4.5%                                       4%
                 4.0%                                       3%
                 3.5%                                       2%
                 3.0%                                       1%
                 2.5%                                       0
                 2.0%                                       0
                 1.5%                                       0
                 1.0%                                       0
                 0.5%                                       0
                -0.5%                                       0
                -1.0%                                       0
                -1.5%                                       0
                -2.0%                                       0
                -2.5%                                       0
                -3.0%                                      -1%
                -3.5%                                      -2%
                -4.0%                                      -3%
                -4.5%                                      -4%
                -5.0% (and all lower %s)                   -5%

ASSETS UNDER MANAGEMENT ADJUSTMENT


    Finally, to protect AXA Rosenberg, its compensation from CSIM for the Fund will be adjusted upward if the funds subadvised by AXA Rosenberg and managed by CSIM (excluding the assets of the Laudus Rosenberg U.S. Small Capitalization
Fund) do not grow as planned over the first few years after the new management and subadvisory arrangements are in place; bear in mind, however, that for any given year it will never be payable at a rate that exceeds 55% of the gross rate of compensation payable to CSIM by the Fund under the Management Contract. As noted above, beginning in 2008, CSIM will pay AXA Rosenberg a higher percentage of the Fund's average daily net assets if the average daily net assets of all funds subadvised by AXA Rosenberg and managed by CSIM (excluding the assets of the Laudus Rosenberg U.S. Small Capitalization Fund) have not reached certain thresholds. Specifically, if the funds subadvised by AXA Rosenberg and managed by CSIM collectively (excluding the assets of the Laudus Rosenberg U.S. Small Capitalization Fund) have not achieved assets under management of at least $2.025 billion and the S&P 500 Index(R) is above 1,000 by calendar year-end 2007, the base subadvisory fee for 2008 will be increased by an amount equal to 5% of the gross base investment advisory fee payable to CSIM with respect to the Fund.



    In the event that the funds subadvised by AXA Rosenberg and managed by CSIM collectively (excluding the assets of the Laudus Rosenberg U.S. Small Capitalization Fund) have not achieved assets under management of at least $2.775 billion and the S&P 500 Index(R) is above 1,000 by calendar year-end 2008, then the base subadvisory fee for 2009 will be increased by an amount equal to 5% of the gross base investment advisory fee payable to CSIM with respect to the Fund.



    For each year thereafter, in the event that (i) the funds subadvised by AXA Rosenberg and managed by CSIM collectively (excluding the assets of the Laudus Rosenberg U.S. Small Capitalization Fund) have not by year-end achieved 50% of the end of period assets under management target (which shall not be lower than the 2008 target) recommended by CSIM and AXA Rosenberg, and (ii) the S&P 500 Index(R) is above 1,000, then the base subadvisory fee for the following year will be adjusted upward by an amount equal to 5% of the gross base investment advisory fee payable to CSIM with respect to the Fund.

    In each case, the Performance Adjustment and the assets under management adjustment will be made independently of each other.





    Sub-Advisory Fees. For the fiscal year ended December 31, 2005, CSIM paid AXA Rosenberg $656,187 in subadvisory fees.



    Administrative Services. Effective October 3, 2005, the Trust entered into a Fund Administration Agreement with State Street Bank and Trust Company (in such capacity, the "Administrator") pursuant to which the Administrator provides certain management and administrative services necessary for the Fund's operations including: (i) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of tax returns and shareholder reports for the Fund; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Fund's officers and Board of Trustees; and (iii) perform Blue Sky services. For these services, the Administrator is entitled to receive $1,000 per annum, as well as a fee, payable monthly, based on the average daily net assets of the Trust (the "Administrator's Asset-Based Fee"). In calculating the Administrator's Asset-Based Fee payable by the Trust, the assets of the Trust are aggregated with the average daily net assets of each of the other portfolios for which CSIM serves as investment adviser and State Street Bank and Trust Company serves as administrator.* The Administrator's Asset-Based Fee is calculated as follows:



           AVERAGE DAILY NET ASSETS                       FEE
           ------------------------                       ---
           First $100 billion                            0.11 bp
           Next $60 billion                              0.07 bp
           Thereafter                                    0.05 bp




*In addition to the Trust, CSIM currently serves as investment adviser of the Laudus Trust, Schwab Investments, the Charles Schwab Family of Funds, the Schwab Annuity Portfolios, and the Schwab Capital Trust.



    For the period October 3, 2005 through December 31, 2005, State Street Bank and Trust Company, the Fund's Fund Accountant received $607 in administration fees.



    Prior to October 3, 2005, BISYS Fund Services Ohio, Inc. ("BISYS") served as administrator to the Fund and received $46,581 in administration fees.



    Effective October 3, 2005, the Trust has also entered into a Fund Accounting Agreement with State Street Bank and Trust Company (in such capacity, the "Fund Accountant") pursuant to which the Fund Accountant provides certain accounting services necessary for the Fund's operations. For these services, the Fund Accountant is entitled to receive a base fee of $29,000 per annum. In addition, the Fund Accountant shall be entitled to a fee based on the average daily net assets of the Trust (the "Fund Accountant's Asset-Based Fee"). In calculating the Fund Accountant's Asset-Based Fee payable by the Trust, the assets of the Trust are aggregated with the average daily net assets of each of the portfolios for which CSIM serves as investment adviser and State Street Bank and Trust Company serves as fund accountant. The Fund Accountant's Asset-Based Fee is calculated as follows:

           AVERAGE DAILY NET ASSETS                       FEE
           ------------------------                       ---
           First $100 billion                           0.25 bp
           Next $60 billion                             0.18 bp
           Thereafter                                   0.13 bp






    In addition, the Fund Accountant is entitled to a per security pricing fee based on the monthly holdings of the Fund equal to $2 for equity securities and $8 for fixed income securities. This fee could be quite substantial.



    Prior to October 3, 2005, the Funds' fund accountant was BISYS. For these services, BISYS was entitled to receive $40,000 per annum.



    Distributor And Distribution And Shareholder Service Plan. As stated in the Prospectus under the heading "Purchasing Fund Shares - Distributor," effective October 3, 2005, Class 2 Shares of the Fund are sold on a continuous basis by the Trust's distributor, ALPS Distributors, Inc. (the "Distributor"). The Distributor's principal offices are located at 1625 Broadway, Suite 2200, Denver, Colorado 80202. Under the distributor's contract between the Trust and the Distributor (the "Distributor's Contract"), the Distributor is not obligated to sell any specific amount of shares of the Fund and will purchase shares for resale only against orders for shares.



    Pursuant to the distribution and shareholder service plan (the "Plan") described in the Prospectus, in connection with the distribution of Class 2 Shares of the Fund and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class 2 Shares of the Fund, the Fund pays distribution and shareholder servicing fees to the Distributor. The Distribution and Shareholder Service Fee will not be retained by the Distributor, but will instead be paid to financial intermediaries or insurance companies that provide these services. Any amount not reallowed to financial intermediaries or insurance companies will be retained by or reimbursed to the Fund. The Distributor may pay all or a portion of the distribution and service fees it receives from the Fund to insurance companies.



    For the period from October 1, 2005 through December 31, 2005, ALPS Distributor, Inc. served as the Distributor and received $84,060 in fees.



    Prior to October 1, 2005, Laudus Distributor, Inc. acted as the Fund's distributor and received $178,366 in fees.



    For the fiscal year ended December 31, 2004, Laudus Distributor, Inc. acted as the Fund's distributor and received $76,630 in fees.


    The Plan may be terminated with respect to Class 2 Shares by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distributor's Contract (the "Independent Trustees"), or by vote of a majority of the outstanding voting securities of the Class 2 Shares. Any change in the Plan that would materially increase the cost to Class 2 Shares requires approval by holders of Class 2 Shares. The Trustees of the Trust review quarterly a written report of such costs and the purposes for which such costs have been incurred. Except as described above, the Plan may be amended by vote of the Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

    The Distributor's Contract may be terminated with respect to the Fund or Class 2 Shares thereof at any time on 60 days' written notice without penalty either by the Distributor, by the Fund or class, or by the Trust and will terminate automatically in the event of its assignment.



    The Plan and the Distributor's Contract will continue in effect with respect to Class 2 Shares for two years and thereafter for successive one-year periods, provided that each such continuance is specifically approved (i) by the Trust's Board of Trustees or (ii) by the vote of a majority of the outstanding shares of the class, provided that in either event the continuance is also approved by the majority of the Independent Trustees by vote cast in-person at a meeting called for that purpose.


    If the Plan or the Distributor's Contract is terminated (or not renewed), it may continue in effect with respect to any class of the Fund as to which they have not been terminated (or have not been renewed).

    The Trustees believe that the Plan will benefit the Fund and its shareholders. Based on the experience of the Fund under the Plan, and the relative success that this method of distribution has had for the Fund, the Trustees believe that the Plan will likely result in higher Fund asset levels. Higher Fund asset levels can be expected to reduce Fund expense ratios and increase the ability of the Adviser to seek out more investment opportunities for the Fund in order to obtain greater portfolio diversification.


    The Plan is a "compensation" plan. This means that the fees are payable to compensate the Distributor or insurance company for services rendered even if the amount paid exceeds the Distributor's or insurance company's expenses. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


    The insurance company may impose additional or different conditions than the Fund on purchases, redemptions or exchanges of Fund shares. Some policy differences may include initial, subsequent and maintenance investment requirements, exchange policies, Fund choices, cut-off time for investment and trading restrictions. Insurance companies may also independently establish and charge their customers transaction fees, account fees and other fees in addition to the fees charged by the Fund. These additional fees may vary over time and would increase the cost of the customer's investment and lower investment returns. Shareholders who are customers of insurance companies should consult them for information regarding these conditions and fees. The Fund is not responsible for the failure of insurance companies to carry out their responsibilities to their customers.

    The Adviser may pay certain insurance companies for performing shareholder, recordkeeping, administrative, transfer agency or other services for their customers. In addition, the Adviser may pay certain insurance companies for providing distribution, marketing or promotional services. The payments described by this paragraph are not paid by a Fund or its shareholders and may be substantial.




CUSTODIAL ARRANGEMENTS


    Custodian Trust Company ("CTC"), 101 Carnegie Center, Princeton, NJ 08540, is the Trust's custodian. As such, CTC holds in safekeeping certificated securities and cash belonging to the Trust and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, CTC receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


    The Trust's independent registered public accounting firm is PricewaterhouseCoopers, LLP, 3 Embarcadero Center, San Francisco, California 94111. The firm conducts an annual audit of the Trust's financial statements, assists in the preparation of the Trust's federal and state income tax returns and the Trust's filings with the SEC, and consults with the Trust as to matters of accounting and federal and state income taxation.


TRANSFER AND DIVIDEND-PAYING AGENT


    The Trust's transfer and dividend-paying agent is Boston Financial Data Services, Inc., P. O. Box 8032, Boston, Massachusetts 02266.


CODES OF ETHICS

    Each of the Trust (on behalf of the Fund), CSIM, AXA Rosenberg, and the principal underwriter have adopted codes of ethics (each a "Code") pursuant to Rules 17j-1 and 204A-1 of the 1940 Act and the Investment Advisers Act of 1940. Each Code permits personnel subject thereto to invest in securities, subject to certain conditions or restrictions. CSIM's Code permits personnel to buy or sell, directly or indirectly, securities for their own accounts. This includes securities that may be purchased or held by the funds CSIM manages. Securities transactions by some of these individuals are subject to prior approval of CSIM's Chief Compliance Officer or designee and are subject to certain restrictions. Covered securities transactions are subject to quarterly and annual reporting and review requirements. AXA Rosenberg's Code permits personnel to buy or sell securities for their own accounts and accounts for which they are the beneficial owner so long as the investment does not lead to an actual or potential conflict of interest. This includes securities that may be purchased or held by the funds AXA Rosenberg advises or subadvises. Securities transactions may be subject to prior approval of AXA Rosenberg's Chief Compliance Officer or his or her alternate. Most securities transactions are subject to quarterly reporting and review requirements. The principal underwriter's Code permits personnel subject thereto to invest in securities, including securities that the Fund may purchase or hold, so long as the individual, in the ordinary course of fulfilling his or her duties, does not have knowledge of a pending buy or sell order by the Fund. In such cases where such knowledge may exist, the individual is prohibited from engaging in such transactions while the buy or sell order is pending.

                             PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS

    The purchase and sale of portfolio securities for the Fund and for the other investment advisory clients of AXA Rosenberg are made by AXA Rosenberg with a view to achieving each client's investment objective. For example, a particular security may be purchased or sold on behalf of certain clients of AXA Rosenberg even though it could also have been purchased or sold for other clients at the same time.


    Likewise, a particular security may be purchased on behalf of one or more clients when AXA Rosenberg is selling the same security on behalf of one or more other clients. In some instances, therefore, AXA Rosenberg, acting for one client may sell a particular security to another client indirectly. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected pro rata on the basis of cash available or another equitable basis so as to avoid any one account being preferred over any other account.

BROKERAGE AND RESEARCH SERVICES

    It is AXA Rosenberg's policy to select brokers for Fund trades on the basis of "best execution." As a fiduciary to its advisory clients, AXA Rosenberg endeavors to seek best execution for client transactions by executing securities transactions for its clients in such a manner that the client's net costs or proceeds in each transaction are the most favorable under the circumstances, i.e., by seeking to obtain not necessarily the lowest commission cost, but the best overall qualitative execution.

    In determining which broker offers best execution for a particular transaction, AXA Rosenberg maintains a list of approved brokers and AXA Rosenberg's traders consider a number of factors, including: (i) the broker's effectiveness in executing trades; (ii) the reliability, integrity, confidentiality, promptness, reputation and financial condition of the broker (including the trader's past execution history with the broker); (iii) the size of the trade, its relative difficulty and the security's trading characteristics and liquidity; (iv) the quality and breadth of products offered by the broker; and (v) the broker's willingness to accept AXA Rosenberg's standardized commission rates.


AXA Rosenberg may aggregate client orders for the purpose of purchasing or selling particular securities. The aggregation of orders may provide an overall benefit to AXA Rosenberg's clients by achieving, in aggregate, a relatively better purchase or sale price, lower commission expenses, lower market impact, beneficial timing of transactions, or a combination of such factors. Aggregated trades are allocated automatically among various clients by AXA Rosenberg's investment model which includes "fairness rules" designed to allocate the aggregated trades across individual client accounts in a way that is intended to ensure fair and equitable treatment on average over time for all clients.



AXA Rosenberg has entered into soft dollar arrangements with a number of brokers. Under these individually-negotiated arrangements, selected brokers have agreed to provide AXA Rosenberg with soft dollar credits based upon the value of commissions earned by each broker from AXA Rosenberg trades. Such soft dollar credits are available to defray research and brokerage expenses incurred by AXA Rosenberg. Soft dollar research and brokerage services may be provided either directly by the broker or indirectly through a third party (i.e, billed to the broker, with the financial obligation running only to the broker). By using such soft dollar credits, AXA Rosenberg believes that it can offer and maintain lower management fees than would otherwise be available to its clients. It is AXA Rosenberg's intention to use soft dollar credits in a manner consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934. Accordingly, it is AXA Rosenberg's policy to permit the use of soft dollar credits for "research" and "brokerage" services and products which provide appropriate assistance in the investment decision-making process.



    For the fiscal years ended December 31, 2005 and 2004, the Fund paid $594,616 and $190,875.01 in brokerage commissions, respectively. During the fiscal year ended December 31, 2004, the Fund paid affiliated brokerage commissions of $498.00.


PERFORMANCE COMPARISONS


    Investors may judge the performance of the Fund by comparing its performance to the return on 3-month U.S. Treasury Bills (the Fund's benchmark). Information regarding the return on 3-month U.S. Treasury Bills can be found on the Federal Reserve's website (www.federalreserve.gov/releases/h15/current/). Investors may also judge the performance of the Fund by comparing it to the performance of other mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely-recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Weisenberger, The New York Times, Business Week, U.S.A. Today, Institutional Investor and other periodicals. In addition to performance information, general information about the Fund that appears in publications such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Fund may also include in advertisements and reports to shareholders information discussing the performance of AXA Rosenberg in comparison to other investment advisers and to other institutions.


    From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders:
(1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various investment products, which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in the Fund. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

               DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

    The Trust is a diversified open-end management investment company and was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on March 2, 1998.


    A copy of the Trust's Agreement and Declaration of Trust dated March 1, 1998, as amended (the "Declaration of Trust"), is on file with the Secretary of the Commonwealth of Massachusetts. The fiscal year of the Trust ends on December
31. Effective March 31, 2004, the Trust changed its name to "Laudus Variable Insurance Trust".



    Interests in the Trust's portfolios are currently represented by shares of one series, the Laudus Rosenberg VIT Value Long/Short Equity Fund, issued pursuant to the Declaration of Trust. The rights of shareholders and powers of the Trustees of the Trust with respect to shares of the Laudus Rosenberg VIT Value Long/Short Equity Fund are described in the Prospectus.


    The Fund is divided into two classes of shares: Class 1 Shares and Class 2 Shares.

    Each class of shares of the Fund represents interests in the assets of the Fund and has identical dividend, liquidation and other rights and the same terms and conditions, except that expenses, if any, related to the distribution and shareholder servicing of a particular class are borne solely by such class and each class may, at the discretion of the Trustees of the Trust, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Fund.

    The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust.

VOTING RIGHTS

    Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

    Each class of shares of the Fund has identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution and shareholder service plan applicable to that class. All classes of shares of the Fund will vote together, except with respect to any distribution and shareholder service plan applicable to a class or when a class vote is required as specified above or otherwise by the 1940 Act.

    There will normally be no meetings of shareholders for the purpose of electing Trustees, except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

    No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, designate or modify new and existing series, sub-series or classes of shares of any series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

PROXY VOTING

      The Trust's proxy voting policy is attached as Appendix A to this Statement of Additional Information. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, on the Fund's website at www.laudusfunds.com. It is also available in the Fund's Form N-PX which can be obtained on the SEC's website at www.sec.gov.


      Shareholders wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting should send their written submissions to the Trust at P. O. Box 8032, Boston, Massachusetts 02266. Proposals must be received a reasonable time in advance of a proxy solicitation to be included. Submission of a proposal does not guarantee inclusion in a proxy statement because proposals must comply with certain federal securities regulations.

SHAREHOLDER AND TRUSTEE LIABILITY

    Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund is unable to meet its obligations.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also provides for indemnification by the Trust of the Trustees and the officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that such Trustees are liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. In addition, CSIM has agreed to indemnify each Trustee who is not "an interested person" of the Trust to the maximum extent permitted by the 1940 Act against any liabilities arising by reason of such Trustee's status as a Trustee of the Trust.

OWNERS OF 5% OR MORE OF A FUND'S SHARES


    The following charts set forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of each class of the Fund as of April 3, 2006. Those persons who beneficially own more than 25% of a particular class of shares in the Fund may be deemed to control such class. As a result, it may not be possible for matters subject to a vote of a majority of the outstanding voting securities of the Fund to be approved without the affirmative vote of such shareholder, and it may be possible for such matters to be approved by such shareholder without the affirmative vote of any other shareholder.



                                             NUMBER       PERCENT OF OUTSTANDING
                  NAME AND ADDRESS OF         OF          SHARES BENEFICIALLY
   FUND CLASS      BENEFICIAL OWNER         SHARES             OWNED
   ----------     -------------------       -------       ----------------------
   Class 2     Separate Account of The    14,290,988.025        100%
               Equitable Life Assurance
               Society of the United
               States
               1290 Avenue of the
               Americas
               New York, New York 10104



                 DISCLOSURE OF PORTFOLIO SECURITIES INFORMATION



    Information regarding the availability of the Fund's portfolio securities can be obtained by calling 1-800-447-3332.

    The disclosure of portfolio securities information to shareholders and other parties prior to regular public filings, may be authorized only by the Trust's President upon prior consultation with the Fund's subadviser and the Fund's Chief Legal Officer. Prior to authorizing the disclosure of portfolio securities, the Trust's President must determine that: (i) such disclosure is in the best interests of the Fund's shareholders; and (ii) that no conflict exists between the interests of the Fund's shareholders and those of the Fund's Adviser, subadviser or principal underwriter.



    Portfolio securities information also may be made available on a selective basis to service providers, ratings agencies, consultants and other qualified financial professionals when the President, upon prior consultation with the Fund's subadviser and the Fund's Chief Legal Officer, determines such disclosure meets the requirements for non-selective disclosure and serves a legitimate business purpose. Agreements entered into with a service provider to whom the Fund selectively discloses portfolio securities information will generally include the confidentiality provisions customary in such agreements. Although certain of the service providers are not under formal confidentiality obligations in connection with disclosure of portfolio securities information the Fund would not continue to conduct business with persons who the Fund believes was misusing the disclosed information. Any third-party who is not a service provider to the Fund to whom the Fund selectively discloses portfolio securities information will, prior to that disclosure, be required to sign an agreement describing the permitted use of portfolio securities information and providing that: (i) the portfolio securities information will be kept confidential; (ii) the person will not trade on the basis of any material non-public information; and (iii) the information will be used only for the purpose described in the agreement. As part of its ongoing review of Fund operations, the Board of Trustees will periodically review any agreements that the Trust has entered into to selectively disclose portfolio securities information.



    Such portfolio securities information may be disclosed as frequently as daily to certain service providers, and no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals. Monthly disclosures will not be made sooner than 3 days after the date of the portfolio securities information. Portfolio securities information selectively disclosed to non-service providers will be made available only for the purpose of analyzing and ranking the Fund or performing due diligence and asset allocation, depending on the recipient of the information.



   The Fund's service providers, including, without limitation, the Advisor, subadviser, distributor, transfer agent, auditor, proxy voting service provider, pricing information vendors, publisher, printer, and mailing agent may receive early disclosure of portfolio securities information as frequently as daily in connection with the services they perform for the Fund. The names of those persons to whom the Fund selectively discloses portfolio securities information will be disclosed in this Statement of Additional Information. State Street Bank and Trust Company, CTC, Bear Stearns and Institutional Shareholder Services, as service providers to the Fund, are currently receiving this information on a daily basis. RR Donnelley, as a service provider to the Fund, is currently receiving this information on a quarterly basis. Service providers will be subject to a duty of confidentiality with respect to any portfolio securities information whether imposed by the provisions of the service provider's contract with the Trust or by the nature of the service provider's relationship with the Trust.



   The Fund may disclose non-material information including commentary and aggregate information about the characteristics of a Fund in connection with or relating to a Fund or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any Fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.



   Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning the Fund. Commentary and analysis includes, but is not limited to, the allocation of the Fund's portfolio securities and other investments among various asset classes, sectors, industries, and countries, the characteristics of the stock components and other investments of the Fund, the attribution of Fund returns by asset class, sector, industry and country, and the volatility characteristics of the Fund.


    Neither the Fund nor the Fund's Adviser or subadviser may receive compensation or other consideration in connection with the disclosure of information about portfolio securities.

                        DETERMINATION OF NET ASSET VALUE


    Each business day, the Fund calculates its share price, or NAV, as of the close of the New York Stock Exchange ("NYSE"). This means that NAV is calculated using the values of the Fund's portfolio securities as of the close of the NYSE. The value is required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value; and securities for which market quotations are not readily available or the Adviser deems them to be unreliable are required to be valued at fair value using procedures approved by the Board of Trustees. The Fund uses approved pricing services to provide values for its portfolio securities. Current market values are generally determined by the approved pricing services as follows: securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last sales price that day, or, if there are no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Securities may be fair valued pursuant to procedures approved by the Fund's Board of Trustees when approved pricing services do not provide a value for a security, a furnished price appears manifestly incorrect or events occur prior to the close of the NYSE that materially affect the furnished price. The Board of Trustees regularly reviews fair value determinations made by the Fund pursuant to the procedures.


                        PURCHASE AND REDEMPTION OF SHARES


    The procedures for purchasing shares of the Fund are described in the Prospectus. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of (i) $250,000 or
(ii) 1% of the total net asset value of the Trust at the beginning of such period. The procedures for redeeming shares of the Fund are described in the Prospectus.



    As described in the Prospectus, the Trust reserves the right, in its sole discretion, to reject purchase orders for shares of the Fund. As a general matter, the Trust expects that it will only accept purchase orders when the purchase price is to be paid by wire transfer from the insurance company.


                              FINANCIAL STATEMENTS


    The Report of the Independent Registered Public Accounting Firm and financial statements of the Fund in the Trust's Annual Report for the period ended December 31, 2005 (the "Annual Report") are incorporated herein by reference to such Annual Report. Copies of such Annual Report are available without charge upon request by writing to Laudus Variable Insurance Trust, P. O. Box 8032, Boston, Massachusetts 02266 or telephoning 1-888-517-9900.

    The financial statements incorporated by reference into this Statement of Additional Information have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, and have been so included and incorporated by reference in reliance upon said firm, which report is given upon their authority as experts in auditing and accounting.

                      APPENDIX A -- PROXY VOTING POLICIES

                                  LAUDUS TRUST
                         LAUDUS VARIABLE INSURANCE TRUST

                DESCRIPTION OF PROXY VOTING POLICY AND PROCEDURES

Charles Schwab Investment Management ("CSIM"), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies for which it provides discretionary investment management services. CSIM's Proxy Committee exercises and documents CSIM's responsibility with regard to voting of client proxies (the "Proxy Committee"). The Proxy Committee is composed of representatives of CSIM's Compliance, Fund Administration, Legal and Portfolio Management Departments, and chaired by CSIM's Chief Investment Officer. The Chairman of the Committee may appoint the remaining members of the Committee. The Proxy Committee reviews and, as necessary, may amend periodically these Procedures to address new or revised proxy voting policies or procedures. The policies stated in these Proxy Voting Policy and Procedures (the "CSIM Proxy Procedures") pertain to all of CSIM's clients.


The Boards of Trustees (the "Trustees") of Laudus Trust and Laudus Variable Insurance Trust (collectively, the "Funds" or "Laudus Funds") has delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. The Trustees have adopted these Proxy Procedures with respect to proxies voted on behalf of the various Laudus Funds portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Procedures between regular Laudus Funds Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.



To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS is an independent company that specializes in providing a variety of proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided by ISS include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.



PROXY VOTING POLICY



For investment companies and other clients for which CSIM exercises its responsibility for voting proxies, it is CSIM's policy to vote proxies in the manner that CSIM and the Proxy Committee determine will maximize the economic benefit to CSIM's clients. In furtherance of this policy, the Proxy Committee has received and reviewed ISS's written proxy voting policies and procedures ("ISS's Proxy Procedures") and has determined that ISS's Proxy Procedures are consistent with the CSIM Proxy Procedures and CSIM's fiduciary duty with respect to its clients. The Proxy Committee will review any material amendments to ISS's Proxy Procedures to determine whether such procedures continue to be consistent with the CSIM Proxy Voting Procedures, and CSIM's fiduciary duty with respect to its clients.



Except under the circumstances described below, the Proxy Committee will delegate to ISS responsibility for voting proxies, including timely submission of votes, on behalf of CSIM's clients in accordance with ISS's Proxy Procedures.



For proxy issues that are not addressed by ISS's Proxy Procedures or are determined by the Proxy Committee or the applicable portfolio manager or other relevant portfolio management staff to raise significant concerns with respect to the accounts of CSIM clients, the Proxy Committee will review the analysis and recommendation of ISS. Examples of factors that could cause a matter to raise significant concerns include, but are not limited to: issues whose outcome has the potential to materially affect the company's industry, or regional or national economy, and matters which involve broad public policy developments which may similarly materially affect the environment in which the company operates. The Proxy Committee also will solicit input from the assigned portfolio manager and other relevant portfolio management staff for the particular portfolio security. After evaluating all such recommendations, the Proxy Committee will decide how to vote the shares and will instruct ISS to vote consistent with its decision. The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares in order to maximize the value of that particular holding.



With respect to proxies of an affiliated mutual fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of the fund (i.e., "echo vote"), unless otherwise required by law. When required by law, the Proxy Committee will also "echo vote" proxies of an unaffiliated mutual fund. For example, certain exemptive orders issued to the SchwabFunds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the SchwabFunds, under certain circumstances, to "echo vote" proxies of registered investment companies that serve as underlying investments of the SchwabFunds. When not required to "echo vote," the Proxy Committee will delegate to ISS responsibility for voting proxies of an unaffiliated mutual fund in accordance with ISS's Proxy Procedures.



    Conflicts of Interest. Except as described above for proxies of mutual funds, for proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM's clients, CSIM will delegate to ISS responsibility for voting such proxies in accordance with ISS's Proxy Procedures. The CSIM Legal Department is responsible for developing procedures to identify material conflicts of interest.



    Voting Foreign Proxies. CSIM has arrangements with ISS for voting proxies. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:



-     proxy statements and ballots written in a foreign language;



-     untimely and/or inadequate notice of shareholder meetings;



-     restrictions of foreigner's ability to exercise votes;



-     requirements to vote proxies in person;



- the imposition of restrictions on the sale of securities for a period of time in proximity to the shareholder meeting;



- requirements to provide local agents with power of attorney to facilitate CSIM's voting instructions.



In consideration of the foregoing issues, ISS uses its best-efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote.



      Sub-Advisory Relationships. For investment companies or other clients that CSIM has delegated day-to-day investment management responsibilities to an investment adviser, CSIM may delegate its responsibility to vote proxies with respect to such investment companies' or other clients' securities. Each Sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities as it has been allocated in the best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser's proxy voting policy to ensure that each Sub-adviser's proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.



REPORTING AND RECORD RETENTION



CSIM will maintain, or cause ISS to maintain, records which identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients proxy voting records and procedures.



CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.



PROXY COMMITTEE QUORUM



Attendance by four members (or their respective designates) constitutes a quorum.



CONCISE SUMMARY OF ISS U.S. PROXY VOTING GUIDELINES
Effective for meetings on or after Feb. 1, 2006



1. AUDITORS



RATIFYING AUDITORS



Vote FOR proposals to ratify auditors, unless:



- An auditor has a financial interest in or association with the company, and is therefore not independent;



- There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position; or



-     Fees for non-audit services are excessive.



2. BOARD OF DIRECTORS



VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS



Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:



-     Composition of the board and key board committees;



-     Attendance at board and committee meetings;



-     Corporate governance provisions and takeover activity;



-     Disclosures under Section 404 of the Sarbanes-Oxley Act;



-     Long-term company performance relative to a market and peer index;



-     Extent of the director's investment in the company;



-     Existence of related party transactions;



-     Whether the chairman is also serving as CEO;



-     Whether a retired CEO sits on the board;



-     Number of outside boards at which a director serves.



WITHHOLD from individual directors who:

- Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);



-     Sit on more than six public company boards;



- Are CEOs of public companies who sit on the boards of more than two public companies besides their own (withhold only at their outside boards).



WITHHOLD from the entire board (except for new nominees, who should be considered on a CASE-BY-CASE basis) if:



- The company's poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;



- The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption or reneges on a commitment to put the pill to a vote and has not yet been withheld from for this issue;



- The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;



- The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;



- The board failed to act on takeover offers where the majority of the shareholders tendered their shares;



- At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;



- A Russell 3000 company underperformed its industry group (GICS group). The test will consist of the bottom performers within each industry group
      (GICS) based on a weighted average TSR. The weightings are as follows: 20 percent weight on 1-year TSR; 30 percent weight on 3-year TSR; and 50 percent weight on 5-year TSR. Company's response to performance issues will be considered before withholding.



WITHHOLD from inside directors and affiliated outside directors when:



- The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;



- The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;



-     The full board is less than majority independent.



      WITHHOLD from the members of the Audit Committee if:



-     The non-audit fees paid to the auditor are excessive;



- A material weakness identified in the Section 404 disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms.



WITHHOLD from the members of the Compensation Committee if:



- There is a negative correlation between chief executive pay and company performance;



- The company fails to submit one-time transfers of stock options to a shareholder vote;



- The company fails to fulfill the terms of a burn rate commitment they made to shareholders;



-     The company has poor compensation practices.



WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.



CLASSIFICATION/DECLASSIFICATION OF THE BOARD



Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIR (SEPARATE CHAIR/CEO)



Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:



- Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.);



-     Two-thirds independent board;



-     All-independent key committees;



-     Established governance guidelines;



-     The company does not under-perform its peers.



MAJORITY VOTE SHAREHOLDER PROPOSALS






Generally vote FOR reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company's bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections). Consider voting AGAINST the shareholder proposal if the company has adopted a formal corporate governance policy that present a meaningful alternative to the majority voting standard and provide an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.



At a minimum, a company's policy should articulate the following elements to adequately address each director nominee who fails to receive an affirmative of majority of votes cast in an election:



- Established guidelines disclosed annually in the proxy statement concerning the process to follow for nominees who receive majority withhold votes;



- The policy needs to outline a clear and reasonable timetable for all decision-making regarding the nominee's status;



- The policy needs to specify that the process of determining the nominee's status will be managed by independent directors and must exclude the nominee in question;



- An outline of a range of remedies (for example, acceptance of the resignation, maintaining the director but curing the underlying causes of the withheld votes, etc.);



- The final decision on the nominee's status should be promptly disclosed via an SEC filing. The policy needs to include the timeframe for disclosure and require a full explanation of how the decision was reached.



In addition, the company should articulate to shareholders why its policy is the best structure for demonstrating accountability to shareholders.



3. PROXY CONTESTS



VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS



Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:



- Long-term financial performance of the target company relative to its industry;



-     Management's track record;



-     Background to the proxy contest;



-     Qualifications of director nominees (both slates);

- Strategic plan of dissident slate and quality of critique against management;



- Likelihood that the proposed goals and objectives can be achieved (both slates);



-     Stock ownership positions.



REIMBURSING PROXY SOLICITATION EXPENSES



Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.



4. TAKEOVER DEFENSES



POISON PILLS



Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:






-     Shareholders have approved the adoption of the plan; or



- The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.



Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.



Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:



-     No lower than a 20 percent trigger, flip-in or flip-over;



-     A term of no more than three years;



- No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;



- Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.



SUPERMAJORITY VOTE REQUIREMENTS



Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.



5. MERGERS AND CORPORATE RESTRUCTURINGS



For mergers and acquisitions, evaluate the proposed transaction based on these factors:



- Valuation -- Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?



-     Market reaction -- How has the market responded to the proposed deal?

- Strategic rationale -- Does the deal make sense strategically? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.



- Negotiations and process -- Were the terms of the transaction negotiated at arm's length? Was the process fair and equitable?



- Conflicts of interest -- Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests.



- Governance -- Will the combined company have a better or worse governance profile than the parties to the transaction?



6. STATE OF INCORPORATION



REINCORPORATION PROPOSALS



Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefits, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.



7. CAPITAL STRUCTURE



COMMON STOCK AUTHORIZATION



Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain. In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company's ongoing use of shares has shown prudence.






ISSUE STOCK FOR USE WITH RIGHTS PLAN



Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).



PREFERRED STOCK



Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.



Vote FOR proposals to create "de-clawed" blank check preferred stock (stock that cannot be used as a takeover defense). Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

8. EXECUTIVE AND DIRECTOR COMPENSATION



EQUITY COMPENSATION PLANS



Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the plan if:



-     The total cost of the company's equity plans is unreasonable;



- The plan expressly permits the repricing of stock options without prior shareholder approval;



-     There is a disconnect between CEO pay and the company's performance;



- The company's three year burn rate exceeds the greater of 2 percent and the mean plus 1 standard deviation of its industry group; or






-     The plan is a vehicle for poor pay practices.



DIRECTOR COMPENSATION



Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation plan are met and disclosed in the proxy statement:



- Stock ownership guidelines with a minimum of three times the annual cash retainer.



-     Vesting schedule or mandatory holding/deferral period:



      - A minimum vesting of three years for stock options or restricted stock; or



      -     Deferred stock payable at the end of a three-year deferral period.



- A balanced mix between cash and equity. If the mix is heavier on equity, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.



-     No retirement/benefits and perquisites for non-employee directors; and



- A table with a detailed disclosure of the cash and equity compensation for each non-employee director for the most recent fiscal year.



DISCLOSURE OF CEO COMPENSATION--TALLY SHEET



Companies should provide better and more transparent disclosure related to CEO pay. Consider withhold votes in the future from the compensation committee and voting against equity plans if compensation disclosure is not improved and a tally sheet is not provided.



EMPLOYEE STOCK PURCHASE PLANS--QUALIFIED PLANS



Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR plans if:



-     Purchase price is at least 85 percent of fair market value;



-     Offering period is 27 months or less; and



- The number of shares allocated to the plan is ten percent or less of the outstanding shares.



EMPLOYEE STOCK PURCHASE PLANS--NON-QUALIFIED PLANS



Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR plans with:



- Broad-based participation (i.e., all employees with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);



- Limits on employee contribution (a fixed dollar amount or a percentage of base salary);



- Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value;



- No discount on the stock price on the date of purchase since there is a company matching contribution.






OPTION EXCHANGE PROGRAMS/RE-PRICING OPTIONS



Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration historic trading patterns, rationale for the re-pricing, value-for-value exchange treatment of surrendered options, option vesting, term of the option, exercise price and participation. Vote FOR shareholder proposals to put option re-pricing to a shareholder vote.






SEVERANCE AGREEMENTS FOR EXECUTIVES/GOLDEN PARACHUTES



Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include:



-     A trigger beyond the control of management;



- The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;



- Change-in-control payments should be double-triggered, i.e., (1) after a change in the company's ownership structure has taken place, and (2) termination of the executive as a result of the change in control.



9. CORPORATE RESPONSIBILITY



ANIMAL RIGHTS



Generally vote AGAINST proposals to phase out the use of animals in product testing unless:



- The company is conducting animal testing programs that are unnecessary or not required by regulation;



- The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;



- The company has been the subject of recent, significant controversy related to its testing programs.



Generally vote FOR proposals seeking a report on the company's animal welfare standards.



DRUG PRICING AND RE-IMPORTATION



Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing. Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:



-     The existing level of disclosure on pricing policies;



-     Deviation from established industry pricing norms;



- The company's existing initiatives to provide its products to needy consumers;



-     Whether the proposal focuses on specific products or geographic regions.



Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug re-importation unless such information is already publicly disclosed. Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug re-importation.



GENETICALLY MODIFIED FOODS



Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.



TOBACCO



Most tobacco-related proposals (such as on second-hand smoke, advertising to youth and spin-offs of tobacco-related business) should be evaluated on a CASE-BY-CASE basis.

TOXIC CHEMICALS



Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals. Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals. Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.



ARCTIC NATIONAL WILDLIFE REFUGE



Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:



- New legislation is adopted allowing development and drilling in the ANWR region;



-     The company intends to pursue operations in the ANWR; and



- The company has not disclosed an environmental risk report for its ANWR operations.



CONCENTRATED AREA FEEDING OPERATIONS (CAFOS)



Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:



- The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or



-     The company does not directly source from CAFOs.



GLOBAL WARMING AND KYOTO PROTOCOL COMPLIANCE



Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.



Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:



-     The company does not maintain operations in Kyoto signatory markets;



- The company already evaluates and substantially discloses such information; or,



- Greenhouse gas emissions do not significantly impact the company's core businesses.



POLITICAL CONTRIBUTIONS



Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering: any recent significant controversy or litigation related to the company's political contributions or governmental affairs; and the public availability of a policy on political contributions. Vote AGAINST proposals barring the company from making political contributions.



LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE



Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities.



OUTSOURCING/OFFSHORING



Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering: the risks associated with certain international markets; the utility of such a report; and the existence of a publicly available code of corporate conduct that applies to international operations.



HUMAN RIGHTS REPORTS



Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring.



10. MUTUAL FUND PROXIES



ELECTION OF DIRECTORS



Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.



CONVERTING CLOSED-END FUND TO OPEN-END FUND



Vote CASE-BY-CASE on conversion proposals, considering the following factors:



-     Past performance as a closed-end fund;



-     Market in which the fund invests;



-     Measures taken by the board to address the discount; and



-     Past shareholder activism, board activity, and votes on related proposals.



ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT



Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.



REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED



Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the solicitation expenses.



TERMINATE THE INVESTMENT ADVISOR



Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:



-     Performance of the fund's net asset value;



-     The fund's history of shareholder relations;



The performance of other funds under the advisor's management.

PART C:    OTHER INFORMATION
            THE LAUDUS ROSENBERG VIT VALUE LONG/SHORT EQUITY
            FUND ONLY

ITEM 23.   EXHIBITS.

      (a)   (1)   Agreement and Declaration of Trust of the Registrant --
                  incorporated by reference to the Registration Statement filed on April 20, 1998;

            (2) Amendment No. 1 to Agreement and Declaration of Trust of the Registrant -- incorporated by reference to the Registration Statement filed on April 20, 1998;

            (3) Amendment No. 2 to Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;

            (4) Amendment No. 3 (filed March 22, 2004) to Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 10 filed on February 24, 2005;

            (5) Amendment No. 3 (filed March 30, 2004) to Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 9 filed on April 29, 2004;

      (b) By-Laws of the Registrant -- incorporated by reference to the Registration Statement filed on April 20, 1998;

      (c) Reference is made to Sections 6 and 8 of the Agreement and Declaration of Trust of the Registrant;

      (d)   (1)   Management Contract between the Registrant on behalf of its
                  Laudus Rosenberg VIT Value Long/Short Equity Fund and Charles
                  Schwab Investment Management, Inc. -- incorporated by reference to Post-Effective Amendment No. 8 filed on February
                  27, 2004;

            (2) Subadviser Agreement between the Registrant on behalf of its Laudus Rosenberg VIT Value Long/Short Equity Fund, Charles Schwab Investment Management, Inc. and AXA Rosenberg Investment Management LLC -- incorporated by reference to Post-Effective Amendment No. 8 filed on February 27, 2004;

      (e) Distribution Agreement between the Registrant, Charles Schwab Investment Management, Inc. and ALPS Distribution, Inc. -- filed herewith as Exhibit (e);


      (f)   None;

      (g)   (1)   Custody Agreement between the Registrant and Custodial Trust
                  Company -- incorporated by reference to Post-Effective
                  Amendment No. 3 filed on April 16, 1999;

            (2) Form of Special Custody Account Agreement among the Registrant, Custodial Trust Company and Bear, Stearns Securities Corp. -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;


      (h)   (1)   Transfer Agency Agreement between the Registrant and Boston
                  Data Services, Inc. -- filed herewith as Exhibit (h)(1);


            (2) Expense Limitation Agreement between Charles Schwab Investment Management, Inc. and the Registrant on behalf of the Laudus Rosenberg VIT Value Long/Short Equity Fund -- filed herewith as Exhibit (h)(2);


            (3) Administration Agreement between the Registrant and State Street Bank and Trust -- filed herewith as Exhibit (h)(3);



            (4) Fund Accounting Agreement between the Registrant and State Street Bank and Trust -- filed herewith as Exhibit (h)(4);



      (i)   Opinion and Consent of Counsel -- filed herewith as Exhibit (i);



      (j) Consent of Independent Registered Public Accounting Firm -- filed herewith as Exhibit (j);


      (k)   None;

      (l)   None;

      (m) Distribution and Shareholder Service Plan for Class 2 Shares -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;

      (n) Multi-Class Plan -- incorporated by reference to Post-Effective Amendment No. 7 filed on April 30, 2003;

      (o)   Not Applicable;

      (p)   (1)   Code of Ethics of the Registrant and Charles Schwab Investment
                  Management, Inc., investment advisor to the Fund -- incorporated by reference to Post-Effective Amendment No. 12 filed on April 29, 2005;

            (2) Code of Ethics of AXA Rosenberg Investment Management LLC, investment subadviser to the Fund -- incorporated by reference to Post-Effective Amendment No. 10 filed on February 24, 2005;

            (3) Code of Ethics of BISYS Fund Services Ohio, Inc., principal underwriter to the Fund -- incorporated by reference to Post-Effective Amendment No. 10 filed on February 24, 2005;

      (q)   (1)   Power of Attorney of Nils H. Hakansson -- incorporated by
                  reference to Post-Effective Amendment No. 8 filed on February
                  27, 2004;

            (2) Power of Attorney of Mariann Byerwalter -- incorporated by reference to Post-Effective Amendment No. 8 filed on February 27, 2004;


            (3) Power of Attorney of Evelyn Dilsaver -- filed herewith as Exhibit (q)(3);


            (4) Power of Attorney of William A. Hasler -- incorporated by reference to Post-Effective Amendment No. 9 filed on April 29, 2004;


            (5)   Power of Attorney of Daniel Kern -- filed herewith as Exhibit
                  (q)(5).



ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

         The Board of Trustees of the Registrant is identical to that of the Laudus Trust and similar to the Board of Trustees of other Funds advised by Charles Schwab Investment Management, Inc. However, the officers of these Funds are different. That fact, together with the fact that the power residing in the respective boards and officers arises as the result of an official position with the respective Funds leads the Registrant to take the position that it is not under common control with these other Funds.

ITEM 25.      INDEMNIFICATION.

(a)   Indemnification

         Article VIII of the Registrant's Agreement and Declaration of Trust reads as follows (referring to the Registrant as the "Trust"):

                                  ARTICLE VIII

                                 Indemnification

         SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

         SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested

Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission), and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

         SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder.

(b)   Summary of Indemnification Provisions

         The Trust shall indemnify each of its Trustees and officers against all liabilities, expenses and counsel fees reasonably incurred in the defense or disposition of any action, suit or proceeding in which the Trustee or officer is involved because of his or her role as a Trustee or officer unless, in the final adjudication of that action, suit or proceeding, the Trustee or officer was found to have acted with willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. This right of indemnification is not exclusive.

         Any shareholder held personally liable solely by reason of having been a shareholder shall be entitled to be held harmless from and indemnified against all loss or expense arising from such liability.

(c)   Insurance

         The Trust maintains Professional Liability Insurance for each of its directors and officers. The Trust's policy is carried by the American International Specialty Lines Insurance Company and insures each director and officer against professional liability for decisions made in connection with the Trust, to the extent permitted by the 1940 Act, up to a maximum of $3,000,000.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.



         The Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989, also serves as the investment manager to the Laudus Variable Insurance Trust, Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to the Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future, investment adviser to the Registrant and the Laudus Variable Insurance Trust and an investment adviser to certain non-investment company clients.


         The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser (CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.


                                                                                  CONNECTION WITH
NAME AND POSITION WITH ADVISER            NAME OF COMPANY                         OTHER COMPANY
------------------------------            ---------------                         -------------
Charles R. Schwab                         Charles Schwab & Co., Inc.              Chairman
Chairman
                                          The Charles Schwab Bank, N.A.           Chairman, Director
                                          The Charles Schwab Corporation          Chairman; Chief Executive Officer
                                          Schwab Holdings, Inc.                   Chief Executive Officer
                                          Schwab International Holdings,          Chairman and Chief Executive

                                                                                  CONNECTION WITH
NAME AND POSITION WITH ADVISER            NAME OF COMPANY                         OTHER COMPANY
------------------------------            ---------------                         -------------
                                          Inc.                                    Officer
                                          Schwab (SIS) Holdings, Inc.             Chairman and Chief Executive
                                                                                  Officer
                                          Charles Schwab Holdings (UK)            Chairman
                                          United States Trust Company of New      Chairman, Director
                                          York
                                          U.S. Trust Company                      Chairman, Director
                                          U.S. Trust Corporation                  Chairman, Director
                                          All Kinds of Minds                      Director
                                          Charles and Helen Schwab Foundation     Director
                                          Stanford University                     Trustee
                                          Schwab Funds                            Trustee and Chairman

Evelyn S. Dilsaver                        Charles Schwab & Co., Inc.              Executive Vice President. From
President and Chief Executive Officer,                                            June 2003 to July 2004, Senior
Director                                                                          Vice President of the Asset
                                                                                  Management Products and Services.
                                          Schwab Funds                            President and Chief Executive
                                                                                  Officer
                                          Laudus Trust and Laudus Variable        President and Chief Executive
                                          Insurance Trust                         Officer

Koji Felton                               Schwab Funds                            Secretary and Chief Legal Officer
Senior Vice President, Chief Counsel
and Corporate Secretary
                                          Charles Schwab & Co. Inc.               Senior Vice President, Deputy
                                                                                  General Counsel

George Pereira                            Schwab Funds                            Treasurer and Chief Financial
Senior Vice President and Chief                                                   Officer
Financial Officer
                                          Charles Schwab Worldwide Funds, PLC     Director
                                          Charles Schwab Asset Management         Director
                                          (Ireland) Limited

Stephen B. Ward                           The Charles Schwab Trust Company        Chief Investment Officer
Senior Vice President and Chief
Investment Officer, Director
                                          Schwab Funds                            Senior Vice President and Chief
                                                                                  Investment Officer

Jeffrey M. Mortimer                       Laudus Trust and Laudus Variable        Vice President and Chief
Senior Vice President and Chief           Insurance Trust                         Investment Officer
Investment Officer, Equities
                                          Schwab Funds                            Senior Vice President and Chief

                                                                                  CONNECTION WITH
NAME AND POSITION WITH ADVISER            NAME OF COMPANY                         OTHER COMPANY
------------------------------            ---------------                         -------------
                                                                                  Investment Officer

Randall Fillmore                          Schwab Funds                            Chief Compliance Officer
Senior Vice President and Chief
Compliance Officer
                                          Laudus Trust and Laudus Variable        Chief Compliance Officer
                                          Insurance Trust
                                          Charles Schwab & Co., Inc.              Senior Vice President

Kimon P. Daifotis                         Schwab Funds                            Senior Vice President and Chief
Senior Vice President and Chief                                                   Investment Officer
Investment Officer, Fixed Income



         AXA Rosenberg Investment Management LLC (the "Subadviser") was organized as a limited liability company under the laws of the State of Delaware in 1998, and is registered as an investment adviser under the Investment Advisers Act of 1940. The Subadviser provides investment advisory services to a substantial number of institutional investors and to the Laudus Rosenberg International Discovery Fund.



         Set forth below are the substantial business engagements during at least the past two fiscal years of each director or officer of the Subadviser:



NAME AND POSITION                               NAME OF                 CONNECTION WITH
WITH SUBADVISER                                 OTHER COMPANY           OTHER COMPANY
---------------                                 -------------           -------------
Kenneth Reid                                    Barr Rosenberg          Director
Global Chief Investment Officer                 Research Center

William Ricks                                          --                      --
Chief Executive Officer and Chief  Investment
Officer, North America

Thomas Mead                                     Barr Rosenberg          Director; Deputy Director, 1999
Global Research Director                        Research Center         to 2002



ITEM 27. PRINCIPAL UNDERWRITERS:



(a) ALPS Distributors, Inc. (the "Distributor") is the principal underwriter of the Trust's Institutional Class, Investor Class and Adviser Class shares. The Distributor is also the principal underwriter for the Laudus Variable Insurance Trust.



(b) Information with respect to the Distributor's directors and officers is as follows:

                                                                                  POSITIONS AND
                             POSITIONS AND OFFICES                                OFFICES
NAME                         WITH UNDERWRITER                                     WITH REGISTRANT
---                          ----------------                                     ---------------
 Edmund J. Burke             President                                            None

 Thomas A. Carter            Managing Director -- Sales and Finance; Treasurer    None

 Jeremy O. May               Managing Director -- Operations and
                             Client Service;  Secretary                           None

 Diana Adamas                Vice President, Controller                           None

 Tane Tyler                  Chief Legal Officer, Assistant Secretary             None

 Brad Swenson                Chief Compliance Officer                             None



         The principal business address of all directors and officers of the Distributor is 1625 Broadway, Suite 2200, Denver, Colorado, 80202.



(c)      None



ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS.


         All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the Rules thereunder will be maintained at the offices of:

1)       Laudus Variable Insurance Trust
         3435 Stelzer Road
         Columbus, OH  43219
         Rule 31a-1 (b)(1),(2),(3), (4), (5), (6), (7), (8), (9), (10), (11)
         Rule 31a-2 (a)

2)       Charles Schwab Investment Management, Inc.
         101 Montgomery Street
         San Francisco, CA 94104

3)       AXA Rosenberg Investment Management LLC
         Four Orinda Way
         Building E
         Orinda, CA 94563
         Rule 31a-1 (f)
         Rule 31a-2 (e)

4)       ALPS Distributors, Inc.
         1625 Broadway, Suite 2200

         Denver, Colorado 80202
         Rule 31a-1 (d)
         Rule 31a-2 (c)

ITEM 29.      MANAGEMENT SERVICES.

None.

ITEM 30.      UNDERTAKINGS.

         The Registrant undertakes to comply with the last three paragraphs of
Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Trust.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding for any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California, on the 28th day of April, 2006.

                                 LAUDUS VARIABLE INSURANCE TRUST

                                 By:                     *
                                       -------------------------------------
                                       Evelyn Dilsaver
                                       President and Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated and on the 28th day of April, 2006.


                SIGNATURE                         TITLE                        DATE
                ---------                         -----                        ----
                                     President and Chief Executive         April 28, 2006
           *                         Officer
-------------------------------
Evelyn Dilsaver

                                     Treasurer and Chief Financial         April 28, 2006
                                     Officer (Principal Financial and
           *                         Accounting Officer)
-------------------------------
Daniel Kern

           *                         Trustee                               April 28, 2006
-------------------------------
Mariann Byerwalter

           *                         Trustee                               April 28, 2006
-------------------------------
Nils H. Hakansson

           *                         Trustee                               April 28, 2006
-------------------------------
William A. Hasler

*By: /s/ TIMOTHY W. LEVIN
     --------------------
     Timothy W. Levin
     Attorney-in-Fact

Date: April 28, 2006

                                  EXHIBIT INDEX

Exhibit
Number           Description
------           -----------
(e)        Distribution Agreement
(h)(1)     Transfer Agency Agreement
(h)(2)     Expense Limitation Agreement
(h)(3)     Administration Agreement
(h)(4)     Master Fund Accounting Agreement
(i)        Counsel's Opinion and Consent
(j)        Accountants' Consent
(q)(3)     Dilsaver Power of Attorney
(q)(5)     Kern Power of Attorney